UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Optimum Large Cap Growth Fund

December 31, 2008

	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.91%
Basic Industry/Capital Goods – 6.92%
*Air Products & Chemicals	51,071	$2,567,339
Ball	33,150	1,378,709
±BHP Billiton (Australia)	44,000	953,716
Danaher	93,700	5,304,357
Deere & Co.	53,474	2,049,124
General Cable	34,400	608,536
ITT	42,350	1,947,677
Monsanto	153,824	10,821,517
Mosaic	53,600	1,854,560
Owens	113,950	3,114,254
Potash Corp. of Saskatchewan (Canada)	13,350	977,487
Praxair	129,862	7,708,608
Quanta Services	28,300	560,340
Tyco International (Bermuda)	114,200	2,466,720
		42,312,944
Business Services – 5.67%
ABB ADR	81,659	1,225,702
Accenture Class A (Bermuda)	81,900	2,685,501
Automatic Data Processing	55,400	2,179,436
Expeditors International of Washington	46,300	1,540,401
†Fiserv	24,600	894,702
*MasterCard Class A	48,215	6,891,370
McGraw-Hill Companies	225,200	5,222,388
Moody's	37,300	749,357
Net 1 UEPS Technologies (South Africa)	57,650	789,805
†Research in Motion (Canada)	56,850	2,306,973
Sysco	36,800	844,192
United Parcel Service Class B	33,050	1,823,038
Visa Class A	143,204	7,511,049
		34,663,914
Consumer Durables – 2.31%
†Electronic Arts	26,200	420,248
±Nintendo ADR	216,200	10,061,710
Nintendo (Japan)	5,400	2,061,913
Toll Brothers	41,950	898,989
Tupperware Brands	29,200	662,840
		14,105,700
Consumer Non-Durables – 14.21%
Altria Group	436,100	6,567,666
†Amazon.com	114,312	5,861,919
Coca-Cola	68,250	3,089,678
Costco Wholesale	129,924	6,821,009
CVS Caremark	476,865	13,705,099
Deckers Outdoor	6,250	499,188
Gap	37,050	496,100
General Mills	38,601	2,345,011
±Groupe Danone (France)	25,581	1,553,218
Hansen Natural	21,350	715,866
Kraft Foods Class A	129,500	3,477,075
Kroger	94,200	2,487,822
Lowe's Companies	322,865	6,948,054
±Nestle (Switzerland)	42,880	1,693,117
*NIKE Class B	123,254	6,285,954
PepsiCo	53,350	2,921,980
Philip Morris International	258,750	11,258,212
Procter & Gamble	42,152	2,605,837
*Target	85,708	2,959,497

TJX	34,500	709,665
Wal-Mart Stores	68,930	3,864,216
		86,866,183
Consumer Services – 8.19%
Comcast Special Class A	113,700	1,836,255
*Disney (Walt)	40,245	913,159
DreamWorks Animation SKG Class A	40,150	1,014,189
eBay	341,450	4,766,642
Gildan Activewear (Canada)	126,817	1,491,368
*Las Vegas Sands	533,280	3,162,350
McDonald's	342,032	21,270,969
Regal Entertainment Group Class A	231,050	2,359,021
Shaw Communications Class B (Canada)	72,900	1,288,872
Western Union	99,100	1,421,094
*†Wynn Resorts	74,641	3,154,329
Yum Brands	235,313	7,412,360
		50,090,608
Energy – 7.38%
Baker Hughes	2,500	80,175
*†Cameron International	90,856	1,862,548
Chesapeake Energy	234,800	3,796,716
Chevron	39,250	2,903,323
Devon Energy	11,896	781,686
EOG Resources	18,200	1,211,756
Exxon Mobil	42,000	3,352,860
Hess	110,757	5,941,005
Nexen (Canada)	190,848	3,355,108
Petroleo Brasileiro SA ADR	45,558	1,115,715
Petroleo Brasiliero SP ADR	61,600	1,257,256
Schlumberger	121,123	5,127,137
Smith International	39,700	908,733
Transocean (Switzerland)	155,502	7,347,469
Weatherford International	501,030	5,421,145
Whiting Petroleum	19,550	654,143
		45,116,775
Financials – 8.25%
ACE (Switzerland)	25,350	1,341,522
AllianceBernstein Holding	50,850	1,057,172
AON	24,050	1,098,604
BlackRock	4,900	657,335
Bosvespa Holding (Brazil)	104,200	271,024
Franklin Resources	12,600	803,628
Goldman Sachs Group	70,861	5,979,960
±*Industrial & Commercial Bank of China Class H (China) (Hong Kong Exchange)	10,814,000	5,741,224
Invesco	176,750	2,552,270
JPMorgan Chase	69,216	2,182,380
Nasdaq OMX Group	49,700	1,228,087
Northern Trust	11,900	620,466
NYSE Euronext	128,100	3,507,378
People's United Financial	127,300	2,269,759
Redecard (Brazil)	21,000	233,182
*St. Joe	146,808	3,570,371
State Street	15,360	604,109
U.S. Bancorp	260,981	6,527,134
Wells Fargo	345,158	10,175,257
		50,420,862
Health Care – 15.92%
Abbott Laboratories	158,550	8,461,813
Aetna	51,200	1,459,200
Alcon (Switzerland)	11,900	1,061,361
Alexion Pharmaceuticals	49,550	1,793,215
Allergan	46,400	1,870,848
†Amgen	15,600	900,900
Baxter International	60,050	3,218,080
Becton, Dickinson	23,100	1,579,809
Biogen Idec	39,200	1,867,096
Boston Scientific	160,900	1,245,366
Bristol-Myers Squibb	31,750	738,188
†Celgene	39,250	2,169,740
Cephalon	37,000	2,850,480

Covidien (Bermuda)	187,025	6,777,786
DENTSPLY International	17,300	488,552
†Elan ADR	80,800	484,800
†Express Scripts	34,600	1,902,308
†Genentech	135,336	11,220,707
Genzyme	24,400	1,619,428
†Gilead Sciences	140,660	7,193,351
†Humana	8,600	320,608
Insulet	75,600	583,632
†Intuitive Surgical	2,700	342,873
Inverness Medical Innovations	103,450	1,956,240
Johnson & Johnson	37,274	2,230,103
Life Technologies	85,600	1,995,336
McKesson	24,500	948,885
†Medco Health Solutions	100,900	4,228,719
Medtronic	82,950	2,606,289
±Novo Nordisk Class B (Denmark)	10,709	555,133
Pfizer	57,250	1,013,898
Schering-Plough	124,620	2,122,279
†St. Jude Medical	32,600	1,074,496
Stryker	25,800	1,030,710
Teva Pharmaceutical Industries ADR	17,000	723,690
Thermo Fisher Scientific	90,600	3,086,742
United Therapeutics	29,200	1,826,460
UnitedHealth Group	46,100	1,226,260
Walgreen	50,700	1,250,769
†WellPoint	65,600	2,763,728
Wyeth	174,050	6,528,616
		97,318,494
Technology – 24.39%
Activision Blizzard	223,307	1,929,372
†Adobe Systems	23,800	506,702
†American Tower Class A	88,700	2,600,684
†Apple	183,886	15,694,670
Atheros Communications	85,100	1,217,781
†Autodesk	135,950	2,671,418
BCE (Canada)	64,600	1,323,654
BE Aerospace	110,850	852,437
†Broadcom Class A	21,500	364,855
Ciena	111,612	747,800
†Cisco Systems	244,500	3,985,350
Cognizant Technology Solutions Class A	205,500	3,711,330
†Crown Castle International	134,300	2,360,994
†Dell	57,600	589,824
†Dolby Laboratories Class A	34,500	1,130,220
†EMC	58,000	607,260
†Expedia	152,703	1,258,273
General Dynamics	158,708	9,139,994
†Google Class A	52,352	16,106,092
IAC/InterActive	563,550	8,864,642
Intel	47,300	693,418
†Juniper Networks	64,100	1,122,391
†Leap Wireless International	31,700	852,413
Lockheed Martin	254,975	21,438,297
†Marvell Technology Group (Bermuda)	534,950	3,568,117
†McAfee	31,800	1,099,326
†MetroPCS Communications	98,400	1,461,240
Microsoft	681,800	13,254,192
Netease.com ADR (China) (Hong Kong Exchange)	138,900	3,069,690
Nice Systems ADR	65,550	1,472,909
Oracle	49,225	872,759
†priceline.com	8,300	611,295
QUALCOMM	315,886	11,318,195
†salesforce.com	32,500	1,040,325
Satyam Computer Services ADR	213,400	1,929,136
Sina (China) (Hong Kong Exchange)	57,350	1,327,653
Skyworks Solutions	94,550	523,807
Solera Holdings	94,150	2,269,015
Sonus Networks	592,500	936,150
Synopsys	96,250	1,782,550

±Tencent Holdings (China) (Hong Kong Exchange)	127,300	827,145
Tessera Technologies	18,100	215,028
†VeriSign	92,900	1,772,532
		149,120,935
Transportation – 2.41%
Norfolk Southern	120,081	5,649,811
Union Pacific	190,018	9,082,860
		14,732,671
Utilities – 0.26%
Veolia Environnement ADR	51,200	1,623,552
		1,623,552
Total Common Stock (cost $699,957,900)		586,372,638

Convertible Preferred Stock– 0.12%
Mylan 6.50% exercise price $17.08, expiration date 11/15/10	1,126	742,068
Total Convertible Preferred Stock (cost $655,236)		742,068

Preferred Stock– 0.14%
*Wells Fargo 8.00%	39,050	857,538
Total Preferred Stock (cost $750,545)		857,538

	Principal
	Amount
Repurchase Agreements**– 3.55%
BNP Paribas 0.005%, dated 12/31/08, to be
repurchased on 1/2/09, repurchase price $21,711,603
(collateralized by U.S. Government obligations,
10/22/09; market value $22,167,101)	$21,711,000	21,711,000
Total Repurchase Agreements (cost $21,711,000)		21,711,000

Total Value of Securities Before Securities Lending Collateral – 99.72%
(cost $723,074,681)		609,683,244

	Number of
	Shares
Securities Lending Collateral*** – 4.58%
Investment Companies
Mellon GSL DBT II Collateral Fund	30,530,785	27,986,936
†Mellon GSL DBT II Liquidation Trust	1,053,295	34,759
Total Securities Lending Collateral (cost $31,584,080)		28,021,695

Total Value of Securities – 104.30%
(cost $754,658,761)		637,704,939	©
Obligation to Return Securities Lending Collateral***– (5.16%)		(31,584,080)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.86%		5,255,359
Net Assets Applicable to 83,486,308 Shares Outstanding – 100.00%		$611,376,218

*Fully or partially on loan.
†Non income producing security.
**See Note 1 in "Notes."
***See Note 3 in "Notes."
©Includes $29,043,776 of securities loaned.
±Security is being valued based on international fair value pricing. At December 31, 2008, the aggregate amount of international fair value priced securities was $13,385,465, which represented 2.19% of the Fund's net assets. See Note 1 in "Notes."

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust – Optimum Large Cap Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at the nest asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools ("international fair value pricing").

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net gain on investments, if any, annually.

2. Investments
At December 31, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$754,658,761
Aggregate unrealized appreciation	$10,411,901
Aggregate unrealized depreciation	(127,365,723)
Net unrealized depreciation	$(116,953,822)

Effective April 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008:

Securities
Level 1	$612,623,399
Level 2	25,046,781
Level 3	34,759
Total	$637,704,939

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 3/31/08	$–
Net change in unrealized
appreciation/depreciation	(1,018,536)
Net transfers in and/or out of Level 3	1,053,295
Balance as of 12/31/08	$34,759

Net change in unrealized
appreciation/depreciation on
investments still held as of 12/31/08	$(1,018,536)

3. Securities Lending
The Fund, along with other funds in the Trust, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the fiscal period ended December 31, 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2008, the value of securities on loan was $29,043,785, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statement of net assets under the caption "Securities Lending Collateral".

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Optimum Large Cap Value Fund

December 31, 2008

	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.51%
Consumer Discretionary – 10.64%
Comcast Class A	307,400	$5,188,912
*†Disney (Walt)	197,800	4,488,082
*Gap	425,500	5,697,445
*Hasbro	23,740	692,496
*Home Depot	215,300	4,956,206
Johnson Controls	88,330	1,604,073
*Lennar Class A	276,900	2,400,723
Macy's	143,670	1,486,985
*Mattel	379,500	6,071,999
Molson Coors Brewing Class B	35,640	1,743,509
*NIKE Class B	89,870	4,583,370
Omnicom Group	146,570	3,945,664
*Regal Entertainment Group Class A	541,900	5,532,799
*Royal Caribbean Cruises	146,000	2,007,500
*Sherwin-Williams	51,230	3,060,993
Sony ADR	93,300	2,040,471
Staples	74,940	1,342,925
*Time Warner	289,500	2,912,370
*±WPP Group (United Kingdom)	278,922	1,644,084
		61,400,606
Consumer Staples – 12.45%
Altria Group	73,250	1,103,145
CVS Caremark	254,611	7,317,520
±Diageo (United Kingdom)	301,546	4,287,054
Estee Lauder	52,392	1,622,056
Kellogg	32,320	1,417,232
Kimberly-Clark	170,850	9,010,629
*Kraft Foods Class A	357,750	9,605,588
Kroger	42,130	1,112,653
Lorillard	31,040	1,749,104
±Nestle (Switzerland)	134,752	5,320,682
Pepsi Bottling Group	13,450	302,760
†PepsiCo	71,740	3,929,200
Philip Morris International	298,270	12,977,727
†Procter & Gamble	62,956	3,891,911
Sara Lee	722,100	7,069,359
Smucker (J.M.)	25,510	1,106,114
		71,822,734
Energy – 13.22%
Anadarko Petroleum	65,000	2,505,750
Apache	59,130	4,406,959
*BP ADR	46,700	2,182,758
Chevron	248,292	18,366,158
ConocoPhillips	220,870	11,441,065
Devon Energy	66,750	4,386,143
EOG Resources	41,790	2,782,378
Exxon Mobil	107,900	8,613,657
Hess	66,440	3,563,842
Marathon Oil	75,530	2,066,501
†National Oilwell Varco	59,890	1,463,712
†Occidental Petroleum	29,050	1,742,710
Total ADR	187,130	10,348,289
*Valero Energy	112,000	2,423,680
		76,293,602
Financials – 16.57%
Allstate	265,660	8,703,022
Annaly Mortgage Management	25,000	396,750
Aon	26,100	1,192,248
Bank of America	201,323	2,834,628
Bank of New York Mellon	258,706	7,329,141

Blackstone Group	449,340	2,934,190
Chubb	50,530	2,577,030
Franklin Resources	33,310	2,124,512
Genworth Financial	225,780	638,957
Goldman Sachs Group	68,650	5,793,374
*Hospitality Properties Trust	135,500	2,014,885
Invesco	121,080	1,748,395
JPMorgan Chase	501,727	15,819,451
Merrill Lynch	124,440	1,448,482
MetLife	274,350	9,563,841
*New York Community Bancorp	449,700	5,378,412
NYSE Euronext	77,800	2,130,164
PNC Financial Services Group	53,990	2,645,510
Prudential Financial	63,370	1,917,576
State Street	121,160	4,765,223
†SunTrust Banks	22,600	667,604
Travelers	214,033	9,674,291
Visa Class A	23,720	1,244,114
Wells Fargo	69,400	2,045,912
		95,587,712
Health Care – 8.77%
†Abbott Laboratories	36,930	1,970,954
†Boston Scientific	191,500	1,482,210
Bristol-Myers Squibb	260,100	6,047,325
±GlaxoSmithKline (United Kingdom)	89,570	1,690,108
Johnson & Johnson	82,050	4,909,052
Merck	205,450	6,245,680
Pfizer	602,160	10,664,253
±Roche Holding (Switzerland)	8,610	1,329,167
*†Tenet Healthcare	1,278,530	1,470,310
*†Waters	36,140	1,324,531
†Watson Pharmaceuticals	231,600	6,153,612
†WellPoint	18,360	773,507
Wyeth	174,070	6,529,365
		50,590,074
Industrials – 11.70%
3M	58,800	3,383,352
*Avery Dennison	121,000	3,960,330
*Burlington Northern Santa Fe	11,350	859,309
*Danaher	48,240	2,730,866
Eaton	52,810	2,625,185
†General Electric	437,600	7,089,120
*Grainger (W.W.)	30,310	2,389,640
Honeywell International	115,900	3,804,997
Lockheed Martin	175,020	14,715,682
Northrop Grumman	159,800	7,197,392
Tyco Electronics	273,800	4,438,298
Tyco International	181,300	3,916,080
United Technologies	103,070	5,524,552
*†Waste Management	147,800	4,898,092
		67,532,895
Information Technology – 9.67%
Accenture Class A	178,410	5,850,064
†Agilent Technologies	49,510	773,841
Automatic Data Processing	28,560	1,123,550
†Dell	204,000	2,088,960
†Hewlett-Packard	158,960	5,768,658
Intel	707,910	10,377,961
†International Business Machines	157,680	13,270,350
KLA-Tencor	70,500	1,536,195
†LSI	576,700	1,897,343
†Motorola	701,100	3,105,873
†Oracle	485,960	8,616,071
Western Union	98,410	1,411,199
		55,820,065
Materials – 4.96%
*Air Products & Chemicals	47,070	2,366,209
*Alcoa	170,000	1,914,200
duPont (E.I.) deNemours	297,700	7,531,810
MeadWestvaco	297,300	3,326,787

*Packaging Corp. of America	442,800	5,960,088
PPG Industries	128,970	5,472,197
United States Steel	54,700	2,034,840
		28,606,131
Telecommunications – 6.68%
America Movil ADR	8,300	257,217
AT&T	723,750	20,626,875
*Qwest Communications International	1,772,000	6,450,080
Rogers Communications Class B	54,800	1,647,873
*Verizon Communications	40,010	1,356,339
±Vodafone Group (United Kingdom)	2,055,197	4,271,400
Windstream	428,900	3,945,880
		38,555,664
Utilities – 4.85%
*Ameren	80,800	2,687,408
*American Electric Power	213,630	7,109,607
*Dominion Resources	130,876	4,690,596
*Entergy	33,610	2,793,999
*†FPL Group	59,770	3,008,224
*PG&E	60,100	2,326,471
PPL	95,250	2,923,223
Public Service Enterprise Group	83,820	2,445,029
		27,984,557
Total Common Stock (cost $778,379,545)		574,194,040

	Principal
	Amount
	(U.S. $)
Repurchase Agreement** – 0.82%
BNP Paribas 0.005%, dated 12/31/08, to be
repurchased on 1/2/09, repurchase price $4,741,001
(collateralized by U.S. Government obligations,
10/22/09; with market value $4,840,598)	$4,741,000	4,741,000
Total Repurchase Agreement (cost $4,741,000)		4,741,000

Total Value of Securities Before Securities Lending Collateral – 100.33%
(cost $783,120,545)		578,935,040

	Number of
	Shares
Securities Lending Collateral*** – 12.98%
Investment Companies
Mellon GSL DBT II Collateral Fund	77,279,088	74,859,828
†Mellon GSL DBT II Liquidation Trust	1,049,762	34,642
Total Securities Lending Collateral (cost $78,328,850)		74,894,470

Total Value of Securities – 113.31%
(cost $861,449,395)		653,829,510	©
Obligation to Return Securities Lending Collateral*** – (13.57%)		(78,328,850)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.26%		1,529,003
Net Assets Applicable to 76,303,549 Shares Outstanding – 100.00%		$577,029,663

*Fully or partially on loan.
†Non income producing security.
**See Note 1 in “Notes”
***See Note 4 in "Notes."
©Includes $73,589,946 of securities loaned.
±Security is being valued based on international fair value pricing. At December 31, 2008, the aggregate amount of international fair value priced securities was $18,542,495, which represented 3.21% of the Fund's net assets. See Note 1 in "Notes."

Summary of Abbreviations:
ADR – American Depositary Receipts
CHF – Swiss Franc
USD – United States Dollar

The following foreign currency exchange contract was outstanding at December 31, 2008:

Foreign Currency Exchange Contract1

					Unrealized
Contracts to Deliver		In Exchange For		Settlement Date	Appreciation
CHF	(35,356)	USD	33,496	1/5/09	$371
					$371

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust - Optimum Large Cap Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At December 31, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$865,874,916
Aggregate unrealized appreciation	6,458,556
Aggregate unrealized depreciation	(218,503,962)
Net unrealized depreciation	$(212,045,406)

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statements of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008:

Level	Securities	Derivatives
Level 1	$635,252,374	$–
Level 2	18,542,494	371
Level 3	34,642	–
Total	$653,829,510	$371

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 3/31/08	$–
Net change in unrealized
appreciation/depreciation	(1,015,120)
Net transfers in and/or out of Level 3	1,049,762
Balance as of 12/31/08	$34,642

Net change in unrealized
appreciation/depreciation on
investments still held as of 12/31/08	$(1,015,120)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the fiscal period ended December 31, 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2008, the value of securities on loan was $73,589,946, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. At December 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Optimum Small-Mid Cap Growth Fund

December 31, 2008

	Number of
	Shares	Value
Common Stock – 99.08%
Basic Industry/Capital Goods – 17.63%
*Acuity Brands	18,500	$645,835
Albemarle	16,740	373,302
†Allegiant Travel	6,610	321,048
American Ecology	17,240	348,765
AMETEK	56,010	1,692,062
Cubic	7,000	190,400
Cytec Industries	16,000	339,520
*Donaldson	34,000	1,144,100
†*Drew Industries	15,000	180,000
Flowserve	3,880	199,820
FMC	6,580	294,323
Greif Class A	8,000	267,440
†Haynes International	13,000	320,060
*Herman Miller	36,000	469,080
†Itron	5,560	354,394
Kaydon	10,000	343,500
*Koppers Holdings	7,000	151,340
†Mettler-Toledo International	20,000	1,348,000
Mine Safety Appliances	11,000	263,010
†Mobile Mini	15,310	220,770
†*Moog Class A	15,000	548,550
Mueller Water Products Class A	7,900	66,360
*Nordson	31,000	1,000,990
†*Quanta Services	44,000	871,200
†Ralcorp Holdings	5,240	306,016
*Simpson Manufacturing	14,900	413,624
†Solutia	46,054	207,243
†Sterling Construction	3,700	68,598
†Tetra Tech	17,560	424,074
*Texas Industries	7,000	241,500
*Toro	8,000	264,000
†Varian	7,000	234,570
†*Waste Connections	54,760	1,728,774
		15,842,268
Business Services – 7.30%
*Administaff	20,000	432,800
†Aecom Technology	27,080	832,168
†*Concur Technologies	50,000	1,641,001
Equifax	3,700	98,124
FactSet Research Systems	8,140	360,114
Global Payments	17,000	557,430
†Hackett Group	42,800	124,976
Interactive Data	16,600	409,356
*Knoll	25,000	225,500
†Liberty Acquisition Holdings	49,500	413,325
†NCR	21,030	297,364
†Net 1 UEPS Technologies	16,600	227,420
Robert Half International	5,920	123,254
†SkillSoft ADR	75,000	535,500
Viad	11,500	284,510
		6,562,842
Consumer Durables – 3.16%
†*Cavco Industries	40,300	1,083,667
†*Champion Enterprises	168,400	94,304
†*Jarden	54,870	631,005
†LKQ	6,600	76,956
Snap-On	11,320	445,782
*Thor Industries	20,000	263,600
†WESCO International	6,010	115,572
*Winnebago Industries	22,000	132,660
		2,843,546

Consumer Non-Durables – 6.15%
*Abercrombie & Fitch Class A	14,000	322,980
Advance Auto Parts	14,250	479,513
±Asics	12,490	101,123
†Big Lots	8,420	122,006
†BJ's Wholesale Club	13,930	477,242
†*Deckers Outdoor	1,000	79,870
†Dick's Sporting Goods	14,500	204,595
±Dufry Group	4,896	137,940
Foot Locker	20,880	153,259
†GameStop Class A	14,090	305,189
Limited Brands	10,400	104,416
PetSmart	4,000	73,800
*Pool	66,530	1,195,543
†*Rush Enterprises Class A	30,000	257,100
†Smithfield Foods	10,600	149,142
*Talbots	56,492	135,016
†*True Religion Apparel	52,300	650,612
†Urban Outfitters	38,500	576,730
		5,526,076
Consumer Services – 4.70%
†*Bally Technologies	19,000	456,570
Burger King Holdings	17,250	411,930
†DreamWorks Animation Class A	5,710	144,235
†*Entravision Communications	70,000	109,200
†*Gaylord Entertainment	10,000	108,400
†*ITT Educational Services	17,530	1,664,999
†Marvel Entertainment	13,280	408,360
†*Pinnacle Entertainment	50,000	384,000
Royal Caribbean Cruises	12,600	173,250
†Salem Communications Class A	45,000	33,750
†Spanish Broadcasting Systems Class A	36,400	3,531
Weight Watchers International	11,000	323,620
		4,221,845
Energy – 4.62%
†Arena Resources	10,750	301,968
†Atwood Oceanics	34,000	519,519
Cabot Oil & Gas	10,630	276,380
†Carrizo Oil & Gas	25,000	402,500
†Covanta Holding	23,560	517,378
*†FMC Technologies	34,800	829,283
Helmerich & Payne	3,480	79,170
†Oceaneering International	1,200	34,968
Penn Virginia	6,240	162,115
†*Quicksilver Resources	22,800	126,996
St. Mary Land & Exploration	9,770	198,429
†Tesco	8,800	62,832
†TETRA Technologies	33,000	160,380
UGI	9,290	226,862
†Whiting Petroleum	7,510	251,285
		4,150,065
Financials – 15.43%
*Aaron Rents	42,000	1,118,040
Allied World Assurance Holdings	14,640	594,384
†*AmeriCredit	19,500	148,980
Ameriprise Financial	2,500	58,400
†Arch Capital Group	4,220	295,822
Associated Banc-Corp	18,000	376,740
AXIS Capital Holdings	9,890	287,997
Berkley (W.R.)	9,570	296,670
Berkshire Hills Bancorp	31,400	969,004
*GATX	25,000	774,250
†Guaranty Bancorp	70,000	140,000
†*H&E Equipment Services	50,000	385,500
HCC Insurance Holdings	28,050	750,338
K-Fed Bancorp	80,000	520,000
*Lakeland Financial	23,500	559,770
±Lancashire Holdings	33,501	206,263
MB Financial	34,000	950,300

†Nasdaq OMX Group	10,270	253,772
PartnerRe	3,800	270,826
†Signature Bank	7,750	222,348
†SVB Financial Group	15,000	393,450
*TCF Financial	45,000	614,700
Tower Group	20,000	564,200
Trico Bancshares	30,000	749,100
*Valley National Bancorp	63,000	1,275,749
ViewPoint Financial Group	62,288	999,722
†*World Acceptance	4,500	88,920
		13,865,245
Health Care – 14.16%
†*Alexion Pharmaceuticals	19,800	716,562
†Alkermes	14,320	152,508
†*Arena Pharmaceuticals	25,000	104,250
†*Array Biopharma	20,000	81,000
†Auxilium Pharmaceuticals	21,610	614,588
†*BioMarin Pharmaceuticals	33,500	596,300
†Celera	26,040	289,825
†*Cephalon	10,260	790,430
†*Cepheid	20,000	207,600
†Cougar Biotechnology	8,790	228,540
†Cubist Pharmaceuticals	7,050	170,328
†Health Net	17,790	193,733
†HealthSouth	55,920	612,883
†ICON ADR	19,810	390,059
†*Idexx Laboratories	7,500	270,600
†*Illumina	11,000	286,550
†Immucor	18,000	478,440
†*IsoRay	140,000	28,000
†*Luminex	11,000	234,960
†*Medarex	30,000	167,400
†Medicines	11,410	168,069
†@P=Medicure Restricted PIPE	74,014	0
Meridian Bioscience	16,000	407,520
†*Myriad Genetics	10,000	662,600
†*Nektar Therapeutics	25,000	139,000
†*Neurogen	40,000	5,760
†Onyx Pharmaceuticals	5,630	192,321
Perrigo	13,090	422,938
Pharmaceutical Product Development	15,540	450,815
†*PSS World Medical	42,000	790,441
†*Psychiatric Solutions	18,000	501,300
†QLT	14,200	34,222
*Quality Systems	12,000	523,440
†Regeneron Pharmaceuticals	13,860	254,470
†Savient Pharmaceuticals	14,200	82,218
†*Seattle Genetics	34,900	312,006
†Sequenom	8,920	176,973
±SSL International	29,213	213,023
†*United Therapeutics	2,700	168,885
†Volcano	25,950	389,250
†Zoll Medical	11,270	212,890
		12,722,697
Real Estate – 0.97%
BioMed Realty Trust	18,000	210,960
*Corporate Office Properties Trust	13,000	399,100
*Extra Space Storage	21,000	216,720
MFA Financial	8,100	47,709
		874,489
Technology – 22.82%
†*American Tower Class A	10,900	319,588
Amphenol Class A	20,000	479,600
†ANSYS	22,000	613,580
†Ariba	36,860	265,761
†Atheros Communications	18,940	271,031
†±Autonomy	21,350	302,651
†Axsys Technologies	3,940	216,148
†CACI International	8,890	400,850
†Crown Castle International	58,400	1,026,672

†Equinix	6,900	367,011
†*ESCO Technologies	25,000	1,023,750
†*FLIR Systems	89,270	2,738,805
†*II-VI	23,000	439,070
†*Informatica	31,000	425,630
†Integrated Device Technology	83,000	465,630
†IPG Photonics	63,000	830,340
†McAfee	15,240	526,847
†MetroPCS Communications	40,220	597,267
†Microsemi	70,230	887,707
†Netease.com ADR	23,200	512,720
†Nice Systems ADR	30,930	694,997
†*Novell	140,400	546,156
†*ON Semiconductor	202,000	686,800
†Plexus	16,000	271,200
†*Polycom	50,000	675,500
†Red Hat	29,470	389,593
†RightNow Technologies	17,980	138,985
†Skyworks Solutions	54,470	301,764
†Solera Holdings	28,750	692,875
†SRA International Class A	17,000	293,250
†*Stratasys	25,000	268,750
†*Supertex	21,800	523,418
†*Switch & Data Facilities	25,000	184,750
†Sykes Enterprises	10,380	198,466
†Teledyne Technologies	7,700	343,035
†*Trimble Navigation	10,000	216,100
†*TW Telecom	88,000	745,360
†±UBISOFT Entertainment	12,055	237,680
†*Virtusa	25,494	143,786
†Zebra Technologies	12,000	243,120
		20,506,243
Transportation – 2.14%
†CAI International	40,000	126,800
*Heartland Express	80,930	1,275,457
†HUB Group Class A	11,840	314,115
Hunt (J.B.) Transport Services	8,030	210,948
		1,927,320
Total Common Stock (cost $114,902,313)		89,042,636

Exchange Traded Fund – 1.14%
iShares Russell 2000 Growth Index Fund	20,200	1,027,372
Total Exchange Traded Funds (cost $1,005,613)		1,027,372

Warrant – 0.00%
†*=Isoray, exercise price $5.00, expiration date 3/22/11	28,000	0
Total Warrant (cost $0)		0

	Principal
	Amount
Repurchase Agreement** – 1.33%
BNP Paribas 0.005%, dated 12/31/08, to be
repurchased on 1/2/09, repurchase price $1,196,000
(collateralized by U.S. Government obligations,
10/22/09; with market value $1,221,125)	$1,196,000	1,196,000
Total Repurchase Agreement (cost $1,196,000)		1,196,000

Total Value of Securities Before Securities Lending Collateral – 101.55%
(cost $117,103,926)		91,266,008

	Number of
	Shares
Securities Lending Collateral*** – 15.26%
Mellon GSL DBT II Collateral Fund	14,365,499	13,703,308
†Mellon GSL DBT II Liquidation Trust	510,265	16,839
Total Securities Lending Collateral (cost $14,875,764)		13,720,147

Total Value of Securities – 116.81%
(cost $131,979,690)	104,986,155 ©
Obligation to Return Securities Lending Collateral*** – (16.55%)	(14,875,764)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.26%)	(235,531)
Net Assets Applicable to 11,711,553 Shares Outstanding – 100.00%	$89,874,860

*Fully or partially on loan.
†Non income producing security.
@Illiquid security. At December 31, 2008, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund's net assets. See Note 4 in "Notes."
=Security is being fair valued in accordance with the Fund's fair valuation policy. At December 31, 2008, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund's net assets. See Note 1 in "Notes."
±Security is being valued based on international fair value pricing. At December 31, 2008, the aggregate amount of international fair value priced securities was $1,198,680, which represented 1.33% of the Fund's net assets. See Note 1 in "Notes."
PRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2008, the aggregate amount of the restricted securities was $0 or 0.00% of the Fund's net assets. See Note 4 in "Notes."
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $13,646,014 of securities loaned.

Summary of abbreviations:
ADR – American Depositary Receipt
PIPE – Private Investment in Public Equity

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust – Optimum Small-Mid Cap Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At December 31, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$133,549,939
Aggregate unrealized appreciation	6,779,775
Aggregate unrealized depreciation	(35,343,559)
Net unrealized depreciation	$(28,563,784)

Effective April 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008:

Level	Securities
Level 1	$103,770,637
Level 2	1,198,679
Level 3	16,839
Total	$104,986,155

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 3/31/08	$-
Net change in unrealized
appreciation/depreciation	(493,426)
Net transfers in and/or out of Level 3	510,265
Balance as of 12/31/08	$16,839

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/08	$(493,426)

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the fiscal period ended December 31, 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2008, the value of securities on loan was $13,646,014, for which the Fund received collateral, comprised of security collateral of $57,703, and cash collateral of $14,875,764. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2008, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Optimum Small-Mid Cap Value Fund

December 31, 2008

	Number of
	Shares	Value
Common Stock – 88.70%
Basic Industry – 13.78%
*Albany International	70,000	$896,000
Albemarle	21,100	470,530
*Allegheny Technologies	8,400	214,452
AMETEK	10,500	317,205
AptarGroup	12,100	426,404
Ashland	62,001	651,629
*Brady Class A	27,000	646,650
*Carlisle	35,000	724,500
Chemtura	75,000	105,000
Cliffs Natural Resources	7,500	192,075
Crane	45,000	775,800
Cytec Industries	26,000	551,720
*Eastman Chemical	30,200	957,642
Kaiser Aluminum	18,500	416,620
*†Kapstone Paper & Packaging	170,000	404,600
Lennox International	13,400	432,686
†NCI Building Systems	16,000	260,800
*†OM Group	20,000	422,200
Quanex	42,000	393,540
*†Solutia	44,000	198,000
*Spartech	70,000	438,200
		9,896,253
Business Services – 6.47%
Courier	24,983	447,196
Deluxe	27,000	403,920
Donnelley (R.R.) & Sons	50,000	679,000
Ennis	36,890	446,738
Manpower	5,700	193,743
†MPS Group	110,000	828,300
Total System Services	29,000	406,000
†TrueBlue	41,000	392,370
†WESCO International	44,000	846,120
		4,643,387
Capital Spending – 10.47%
*Acuity Brands	32,000	1,117,120
†Advanced Energy Industries	40,825	406,209
†AGCO	16,700	393,953
†Gardner Denver	8,500	198,390
*Granite Construction	13,700	601,841
Hardinge	3,200	12,960
†Harsco	15,000	415,200
*Hubbell Class B	25,500	833,340
Kennametal	79,700	1,768,543
*Tennant	18,800	289,520
†Terex	12,300	213,036
Tyco International	25,000	540,000
†URS	10,200	415,854
*Wabash National	69,100	310,950
		7,516,916
Consumer Cyclical – 7.67%
*Alberto-Culver	16,600	406,866
*Barnes Group	83,000	1,203,500
*Ethan Allen Interiors	52,800	758,736
*†Exide Technologies	84,890	449,068
*Furniture Brands International	42,000	92,820
*Hooker Furniture	37,752	289,180
Knoll	36,500	329,230
*Leggett & Platt	31,000	470,890
*Lifetime Brands	45,500	161,070
*Stanley Works	26,000	886,600

Tupperware	20,300	460,810
		5,508,770
Consumer Services – 8.69%
*†BJ's Wholesale Club	11,200	383,712
*†Collective Brands	95,000	1,113,400
†Delta Apparel	41,300	150,745
*†Dress Barn	24,700	265,278
Foot Locker	123,000	902,820
*†Genesco	25,500	431,460
Ingles Markets Class A	26,650	468,774
†Maidenform Brands	89,300	906,395
Mattel	26,300	420,800
*†RSC Holdings	42,150	359,118
†Rush Enterprises Class A	49,500	424,215
†Sturm Ruger & Co.	69,400	414,318
		6,241,035
Consumer Staples – 3.11%
*Bunge Limited	8,500	440,045
*†Chiquita Brands International	39,775	587,875
*†Dr Pepper Snapple Group	23,600	383,500
Molson Coors Brewing Class B	4,400	215,248
Smucker (J.M.)	9,400	407,584
UST	2,900	201,202
		2,235,454
Energy – 5.08%
Cabot Oil & Gas	15,600	405,600
Gulf Island Fabrication	27,260	392,817
†Key Energy Services	85,000	374,850
†Newpark Resources	77,150	285,455
*†Plains Exploration & Production	19,300	448,532
*Southern Union	91,300	1,190,551
†Southwestern Energy	6,940	201,052
†Weatherford International	32,500	351,650
		3,650,507
Financial Services – 8.93%
†Allegheny	700	197,400
*American Equity Investment Life Holding	79,220	554,540
AXIS Capital Holdings	13,700	398,944
CFS Bancorp	6,445	25,136
Cullen/Frost Bankers	8,000	405,440
Eaton Vance	20,400	428,604
Federated Investors Class B	3,500	59,360
First Horizon National	1,047	11,068
†FPIC Insurance Group	13,735	601,318
Horace Mann Educators	44,950	413,091
†LaBranche & Co.	94,060	450,547
Lazard Class A	14,000	416,360
*Old National Bancorp	26,650	483,964
People's United Financial	22,700	404,741
RLI	3,500	214,060
Safety Insurance Group	5,600	213,136
*Suffolk Bancorp	20,145	723,809
Willis Group Holdings	16,500	410,520
		6,412,038
Health Care – 4.09%
*†AMEDISYS	9,700	400,998
DENTSPLY International	13,900	392,536
*†Kinetic Concepts	25,000	479,500
†Laboratory Corp. of America Holdings	6,300	405,783
*†LifePoint Hospitals	18,720	427,565
†RehabCare Group	14,113	213,953
Universal Health Services Class B	10,800	405,756
*†Valeant Pharmaceuticals International	9,100	208,390
		2,934,481
Real Estate – 0.92%
Equity Lifestyle Properties	5,600	214,816
Healthcare Realty Trust	19,100	448,468
		663,284
Technology – 16.37%
†3Com	185,000	421,800

*Agilysys	30,623	131,373
†Alliant Techsystems	4,800	411,648
†CACI International Class A	9,300	419,337
†Checkpoint Systems	83,000	816,720
†CIBER	95,725	460,437
*Cohu	34,210	415,652
Ducommun	24,970	416,999
†Fairchild Semiconductor International	106,000	518,340
†Flextronics International	440,000	1,126,400
*†Gerber Scientific	84,000	429,240
Harris	10,800	410,940
†Intermec	51,000	677,280
*†LeCroy	50,000	152,500
†McAfee	11,700	404,469
Methode Electronics	59,708	402,432
†Novell	110,900	431,401
*Rockwell Automation	35,000	1,128,399
†Rudolph Technologies	87,800	309,934
†Sybase	16,700	413,659
†Teradyne	96,000	405,120
†Thermo Fisher Scientific	18,900	643,923
*†VASCO Data Security International	22,000	227,260
†Vishay Intertechnology	168,000	574,560
		11,749,823
Transportation – 1.39%
Alexander & Baldwin	16,100	403,466
SkyWest	27,360	508,896
*†YRC Worldwide	28,700	82,369
		994,731
Utilities – 1.73%
DPL	18,900	431,676
†Mirant	21,200	400,044
Wisconsin Energy	9,800	411,404
		1,243,124
Total Common Stock (cost $88,750,270)		63,689,803

Exchange Traded Fund – 0.60%
*iShares Russell 2000 Value Index Fund	8,700	427,779
Total Exchange Traded Fund (cost $614,361)		427,779

	Principal
	Amount
Repurchase Agreement** – 10.95%
BNP Paribas 0.005%, dated 12/31/08, to be
repurchased on 1/2/09, repurchase price $7,859,002
(collateralized by U.S. Government obligations,
10/22/09; with market value $8,024,101)	$7,859,000	7,859,000
Total Repurchase Agreement (cost $7,859,000)		7,859,000

Total Value of Securities Before Securities Lending Collateral – 100.25%
(cost $97,223,631)		71,976,582

	Number of
	Shares
Securities Lending Collateral*** – 16.54%
Investment Companies
Mellon GSL DBT II Collateral Fund	12,294,378	11,868,988
†Mellon GSL DBT II Liquidation Trust	263,528	8,696
Total Securities Lending Collateral (cost $12,557,906)		11,877,684

Total Value of Securities – 116.79%
(cost $109,781,537)		83,854,266	©
Obligation to Return Securities Lending Collateral*** – (17.49%)		(12,557,906)
Liabilities Net of Receivables and Other Assets (See Notes) – 0.70%		504,633
Net Assets Applicable to 10,888,781 Shares Outstanding – 100.00%		$71,800,993

*Fully or partially on loan.
**See Note 1 in "Notes."
***See Note 3 in "Notes."
†Non income producing security.
©Includes $12,765,798 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust - Optimum Small-Mid Cap Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At December 31, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$110,625,145
Aggregate unrealized appreciation	1,514,380
Aggregate unrealized depreciation	(28,285,259)
Net unrealized depreciation	$(26,770,879)

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statements of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008:

Level	Securities
Level 1	$83,845,570
Level 2	-
Level 3	8,696
Total	$83,854,266

There were no Level 2 securities at the beginning or end of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 3/31/08	$-
Net change in unrealized
appreciation/depreciation	(254,832)
Net transfer in and/or out of Level 3	263,528
Balance as of 12/31/08	$8,696

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/08	$(254,832)

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the fiscal period ended December 31, 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2008, the value of securities on loan was $12,765,798, for which the Fund received collateral, comprised of security collateral of $1,122,323 and cash collateral of $12,557,906. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. At December 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Change in Fund Sub-Advisor
Effective December 17, 2008, Westwood Management Corp. replaced Hotchkis and Wiley Capital Management, LLC as one of the Fund’s sub-advisors. Delafield Asset Management (a division of Reich & Tang Asset Management, LLC) and The Killen Group, Inc. continue to serve as the Fund’s other sub-advisors.

Schedule of Investments (Unaudited)

Optimum International Fund

December 31, 2008
	Number of	Value
	Shares	(U.S. $)
Common Stock – 91.67%Δ
Australia – 6.22%
±Amcor	244,810	$1,015,052
±BHP Billiton	25,400	550,554
†±Centennial Coal	126,400	302,166
±Foster's Group	604,624	2,372,628
±National Australia Bank	119,776	1,796,645
*=OZ Minerals	87,970	34,418
±Santos	46,600	498,181
±Telstra	989,961	2,703,951
±Wesfarmers	67,155	864,823
		10,138,418
±Belgium – 0.11%
Fortis (Amsterdam Exchange)	136,095	180,106
†Fortis Strip	48,482	68
		180,174
±Bermuda – 0.64%
†Catlin Group	48,100	308,013
†Hiscox	145,800	735,376
		1,043,389
Brazil – 0.40%
†Bovespa Holding	32,200	83,752
*†Cemig ADR	19,000	261,060
Tele Norte Leste Participacoes ADR	21,700	302,064
		646,876
Canada – 1.69%
Imperial Oil	13,800	464,877
Potash Corp. of Saskatchewan	7,100	519,862
†Research in Motion	3,600	146,088
Royal Bank of Canada	8,520	252,771
Shoppers Drug Mart	8,900	351,451
Talisman Energy	48,300	483,476
Toronto-Dominion Bank	7,400	264,242
†TriStar Oil & Gas	29,600	277,561
		2,760,328
☐±China – 1.12%
Angang Steel Class H	262,000	296,511
China Construction Bank Class H	939,000	522,423
*†China Life Insurance Class H	57,000	175,128
†China Railway Construction Class H	164,000	245,521
Industrial & Commercial Bank of China Class H	1,096,000	581,874
		1,821,457
±Denmark – 0.30%
TrygVesta	7,700	487,642
		487,642
±Finland – 0.65%
UPM-Kymmene	82,259	1,059,654
		1,059,654
France – 9.24%
AXA	7,800	175,939
±Carrefour	59,704	2,319,199
*±Compagnie de Saint-Gobain	38,483	1,827,293
±Compagnie Generale des Etablissements Michelin Class B	6,200	329,183
±France Telecom	103,111	2,888,148
†±GGF Suez	8,820	12
±Klepierre	7,300	180,407
±Mercialys	1,200	38,083
±PPR	3,600	236,873
*±Renault	28,320	742,683
±Sanofi-Aventis	5,798	372,686
±Silic	800	75,107
*±Societe Generale	31,621	1,612,134

±Sodexo	6,400	357,445
*±Total	67,466	3,727,509
±Unibail-Rodamco	1,300	195,170
		15,077,871
±Germany – 7.15%
Adidas	11,800	451,196
Allianz	1,400	149,496
Deutsche Bank	4,000	160,278
Deutsche Boerse	2,900	210,846
Deutsche Telekom	186,146	2,823,008
Fresenius Medical Care	16,000	746,053
†Gerry Weber International	14,400	420,393
Hannover Rueckversicherung	14,700	477,501
MAN	7,500	429,001
Muenchener Rueckversicherungs	1,400	215,565
Rhoen-Klinikum	24,100	601,708
RWE	40,940	3,632,865
Salzgitter	9,500	742,068
†SGL Carbon	17,900	602,268
		11,662,246
Hong Kong – 2.85%
±China Mobile	22,000	223,210
±China Unicom	162,000	196,991
CNOOC ADR	3,100	295,244
±Hong Kong Electric Holdings	246,500	1,387,766
±Hong Kong Exchanges & Clearing	25,100	240,979
†±Huabao International Holdings	810,000	532,307
±Jardine Matheson Holdings	4,400	81,587
±New World Development	251,000	256,999
†±Rexcapital Financial Holdings	2,600,000	62,654
±Wharf Holdings	372,875	1,032,157
±Wheelock	156,000	343,775
		4,653,669
Israel – 0.22%
*Teva Pharmaceutical Industries ADR	8,300	353,331
		353,331
±Italy – 2.87%
†Benetton Group	53,800	469,170
ENI	17,100	413,517
*Intesa Sanpaolo	686,873	2,507,495
Parmalat	100,100	168,755
UBI Banca	20,000	294,771
*UniCredit	322,922	825,084
		4,678,792
Japan – 23.50%
*±Air Water	50,000	445,396
†±Amada	94,000	456,803
±Astellas Pharma	51,500	2,106,271
†±Bank of Kyoto	46,000	515,117
±Benesse	14,000	612,150
±Canon	92,700	2,934,732
±Circle K Sunkus	36,200	654,384
†±Geo	300	245,658
†±Hokuto	14,000	397,089
†±Hosiden	41,600	656,922
†±Kamigumi	39,000	346,220
±Kao	114,000	3,459,927
±KDDI	363	2,589,785
*±†Kintetsu World Express	29,300	576,369
±Kurita Water Industries	20,700	559,135
±Matsui Securities	28,300	236,263
±Mitsubishi Estate	6,300	103,983
±Mitsubishi UFJ Financial Group	55,600	349,165
=Mizuho Financial Group	78	221,555
†±Nihon Nohyaku	47,000	317,052
±Nintendo	2,200	840,039
±Nippon Carbon	89,000	268,691
±Nippon Express	61,000	256,909
†±Nissha Printing	4,900	194,830
*±Nitto Denko	54,300	1,038,650

±Seino Holdings	73,000	407,107
±Sekisui House	115,000	1,013,743
±Seven & I Holdings	75,900	2,606,647
±Shimano	10,400	409,075
±Shinko Securities	104,000	228,001
±Shinsei Bank	23,400	630,633
*±Sumitomo Metal Mining	38,000	406,173
=Sumitomo Mitsui Financial Group	24	99,465
±Takeda Pharmaceutical	72,000	3,749,705
±Tokio Marine Holdings	74,400	2,202,607
±Tokyo Electric Power	8,400	280,175
±Tokyo Gas	61,000	308,946
†±Tokyo Steel Manufacturing	25,100	263,142
±Toyo Seikan Kaisha	29,900	517,855
†±Toyo Suisan Kaisha	12,000	345,511
±Toyota Motor	52,100	1,720,915
±West Japan Railway	285	1,297,509
±Yamato Holdings	38,000	496,508
†±Yamato Kogyo	18,400	497,569
±Zeon	136,000	465,185
		38,329,566
±Luxembourg – 0.29%
SES	24,200	471,320
		471,320
Mexico – 0.23%
Fomento Economico Mexicano ADR	12,600	379,638
		379,638
±Netherlands – 2.53%
Corio	2,100	97,179
Heineken	12,300	378,442
ING Groep CVA	97,781	1,081,476
†Qiagen	59,400	1,048,932
Reed Elsevier	127,011	1,517,527
		4,123,556
±New Zealand – 0.32%
Telecom Corp. of New Zealand	385,372	520,965
		520,965
±Norway – 0.92%
Norsk Hydro ASA	134,500	551,603
StatoilHydro ASA	26,300	442,749
Yara International ASA	23,200	513,674
		1,508,026
±Republic of Korea – 0.83%
LG Chem	5,700	327,224
LG Electronics	4,100	248,285
Samsung Electronics	1,460	530,852
†Samsung Securities	5,100	256,603
		1,362,964
±Singapore – 2.12%
*Oversea-Chinese Banking	246,800	863,087
Singapore Airlines	50,000	395,512
Singapore Telecommunications	738,000	1,322,730
United Overseas Bank	64,000	581,701
Wilmar International	146,000	287,712
		3,450,742
±South Africa – 0.70%
Naspers	23,400	416,332
Sasol	24,188	723,469
		1,139,801
±Spain – 5.53%
Banco Bilbao Vizcaya Argentaria	28,400	353,621
Banco Santander	216,151	2,098,462
*Iberdrola	237,058	2,220,674
Inditex	8,700	389,328
Telefonica	174,310	3,953,863
		9,015,948
±Sweden – 0.29%
Atlas Copco Class A	34,100	303,125
Nordea Bank	22,700	163,469
		466,594

Switzerland – 3.61%
†ACE	4,800	254,016
†±Compagnie Financiere Richemont	8,100	153,895
±Credit Suisse Group	8,600	240,323
±Julius Baer Holding	3,300	127,534
±Nestle	17,400	687,039
±Novartis	75,041	3,747,423
±Roche Holding	3,600	555,749
±UBS	8,700	126,218
		5,892,197
Taiwan – 1.30%
Chunghwa Telecom ADR	56,130	875,623
±Taiwan Semiconductor Manufacturing ADR	156,852	1,239,132
		2,114,755
±Thailand – 0.45%
Bangkok Bank Public	125,000	250,644
Banpu Public	3,100	20,653
†Banpu Public Class F	35,000	235,968
†Siam Commercial Bank Class F	162,700	228,760
		736,025
±United Kingdom – 15.47%
Antofagasta	110,100	695,490
AstraZeneca	9,100	377,864
Aviva	111,523	643,060
*Barclays	100,100	230,324
†Beazley Group	152,600	306,621
BG Group	134,780	1,893,528
BP	341,621	2,675,372
British American Tobacco	8,000	211,587
†Britvic	138,500	538,482
Cable & Wireless	174,700	399,473
†Charter International	46,700	225,915
Compass Group	205,576	1,035,421
Cookson Group	129,700	241,713
†Dana Petroleum	27,500	400,918
†De La Rue	10,000	133,704
†Domino's Pizza	124,700	305,990
GKN	206,839	290,046
GlaxoSmithKline	184,124	3,474,259
HBOS	315,520	331,994
HSBC Holdings	69,800	693,646
Intercontinental Hotels Group	25,000	209,531
Lloyds TSB Group	310,932	597,328
Man Group	24,600	85,534
Next	29,800	474,420
†Premier Oil	25,800	374,665
Prudential	48,400	297,666
Royal Dutch Shell Class A	101,577	2,698,893
Royal Dutch Shell Class B	16,400	421,700
Standard Chartered	15,400	198,298
Unilever	154,298	3,599,589
Vodafone Group	343,525	713,962
†VT Group	39,700	326,444
*Weir Group	27,800	127,867
		25,231,304
United States – 0.12%
†NII Holdings	10,800	196,344
		196,344
Total Common Stock (cost $179,970,774)		149,503,592

Preferred Stock – 0.11%
†Banco Bradesco	17,600	171,780
Total Preferred Stock (cost $182,328)		171,780
	Principal
	Amount
Repurchase Agreement** – 7.84%
BNP Paribas 0.005%, dated 12/31/08, to be
repurchased on 1/2/09, repurchase price $12,793,355
(collateralized by U.S. Government obligations,
10/22/09; market value $13,061,753)	$12,793,000	12,793,000
Total Repurchase Agreement (cost $12,793,000)		12,793,000

Total Value of Securities Before Securities Lending Collateral – 99.62%
(cost $192,946,102)		162,468,372

	Number of
	Shares
Securities Lending Collateral*** – 6.53%
Investment Companies
Mellon GSL DBT II Collateral Fund	10,961,763	10,634,349
†Mellon GSL DBT II Liquidation Trust	653,686	21,572
Total Securities Lending Collateral (cost $11,615,449)		10,655,921

Total Value of Securities – 106.15%
(cost $204,561,551)		173,124,293	©
Obligation to Return Securities Lending Collateral*** – (7.12%)		(11,615,449)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.97%		1,581,657
Net Assets Applicable to 19,838,266 Shares Outstanding – 100.00%		$163,090,501

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
†Non income producing security.
**See Note 1 in “Notes”
±Security is being valued based on international fair value pricing. At December 31, 2008, the aggregate amount of international fair value priced securities was $142,147,624, which represented 87.16% of the Fund's net assets See Note 1 in "Notes."
☐Securities listed and traded on the Hong Kong Stock Exchange.
= Security is being fair valued in accordance with the Fund's fair valuation policy. At December 31, 2008, the aggregate amount of fair valued securities was $355,438, which represented 0.22% of the Fund's net assets See Note 1 in "Notes."
***See Note 4 in "Notes".
©Includes $10,097,171 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
CHF – Swiss Franc
CVA – Dutch Certificate
EUR – European Monetary Unit
GBP – British Pounds Sterling
JPY – Japanese Yen
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at December 31, 2008:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
CHF	(95,525)	USD	90,245	1/5/09	$749
EUR	(182,320)	USD	258,129	1/2/09	3,446
GBP	52,000	USD	(75,835)	1/2/09	49
JPY	9,353,426	USD	(104,066)	1/6/09	(962)
					$3,282

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust - Optimum International Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools ("international fair value pricing").

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At December 31, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$205,232,791
Aggregate unrealized appreciation	$6,821,937
Aggregate unrealized depreciation	(38,930,435)
Net unrealized depreciation	$(32,108,498)

Effective April 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the FAS 157 fair value hierarchy levels as of December 31, 2008:

	Securities	Derivatives
Level 1	$30,599,659	$-
Level 2	142,147,624	3,282
Level 3	377,010	-
Total	$173,124,293	$3,282

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 3/31/08	$-
Realized gain/(loss)	(213,653)
Net change in unrealized
appreciation/depreciation	(1,115,482)
Net purchases, sales, and settlements	214,175
Net transfers in and/or out of Level 3	1,491,970
Balance as of 12/31/08	$377,010

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/08	$(1,115,482)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (and foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the fiscal period ended December 31, 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2008, the value of securities on loan was $10,097,171, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

6. Change in Fund Sub-Advisor
Effective December 19, 2008, BlackRock Advisors, LLC replaced AllianceBernstein L.P. as one of the Fund’s subadvisors. Mondrian Investment Partners Limited continues to serve as the Fund’s other sub-advisor.

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

December 31, 2008
		Principal	Value
		Amount°	(U.S. $)
Agency Collateralized Mortgage Obligations – 12.43%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26	USD	31,746	$33,815
Series 1999-19 PH 6.00% 5/25/29		1,020,208	1,056,201
Series 2001-14 Z 6.00% 5/25/31		70,682	73,078
Series 2002-90 A1 6.50% 6/25/42		20,718	21,566
Series 2002-90 A2 6.50% 11/25/42		86,911	92,022
Series 2003-122 AJ 4.50% 2/25/28		117,137	117,899
Series 2005-22 HE 5.00% 10/25/33		740,000	744,320
Series 2005-29 QD 5.00% 8/25/33		816,000	820,241
Series 2005-54 AK 4.50% 9/25/32		837,732	841,762
Series 2005-67 EY 5.50% 8/25/25		960,000	955,410
Series 2005-94 YD 4.50% 8/25/33		1,480,000	1,445,313
Series 2005-110 MB 5.50% 9/25/35		747,165	761,334
Series 2007-30 OE 0.881% 4/25/37		12,151,074	10,924,511
Series 2008-24 ZA 5.00% 4/25/38		15,571,967	15,068,835
Series 2008-70 BA 4.00% 6/25/21		9,228,738	9,195,908
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39		30,466	31,933
Series 2001-T8 A2 9.50% 7/25/41		15,799	17,666
Series 2002-T4 A3 7.50% 12/25/41		107,584	113,266
Series 2004-T1 1A2 6.50% 1/25/44		45,955	47,032
Fannie Mae Whole Loan
Series 2004-W4 A5 5.50% 6/25/34		3,000,000	3,032,814
Series 2004-W9 2A1 6.50% 2/25/44		55,730	57,036
Series 2004-W11 1A2 6.50% 5/25/44		159,323	163,058
Series 2004-W15 1A1 6.00% 8/25/44		282,448	286,508
Freddie Mac
Series 1730 Z 7.00% 5/15/24		203,763	208,912
Series 2113 QE 6.00% 11/15/27		979	978
Series 2165 PE 6.00% 6/15/29		1,025,915	1,064,387
Series 2326 ZQ 6.50% 6/15/31		368,449	385,281
Series 2497 BM 5.00% 2/15/22		275,700	280,307
Series 2504 J 5.50% 5/15/16		1,498,553	1,522,766
Series 2552 KB 4.25% 6/15/27		4,850	4,845
Series 2557 WE 5.00% 1/15/18		732,415	740,861
Series 2622 PE 4.50% 5/15/18		2,780,000	2,798,622
Series 2662 MA 4.50% 10/15/31		227,377	228,270
Series 2687 PG 5.50% 3/15/32		1,000,000	1,023,296
Series 2755 LE 4.00% 9/15/30		557,000	559,746
Series 2762 LG 5.00% 9/15/32		2,000,000	2,032,602
Series 2802 NE 5.00% 2/15/33		700,000	710,078
Series 2809 DC 4.50% 6/15/19		1,000,000	999,929
Series 2827 TE 5.00% 4/15/33		1,335,000	1,351,089
Series 2840 OE 5.00% 2/15/33		1,800,000	1,812,819
Series 2864 PE 5.00% 6/15/33		1,095,000	1,105,595
Series 2869 BG 5.00% 7/15/33		224,000	225,969
Series 2881 TE 5.00% 7/15/33		1,080,000	1,088,353
Series 2889 OG 5.00% 5/15/33		117,000	117,599
Series 2890 PC 5.00% 7/15/30		265,000	271,316
Series 2890 PD 5.00% 3/15/33		1,265,000	1,273,876
Series 2893 PD 5.00% 2/15/33		65,000	65,649
Series 2915 KD 5.00% 9/15/33		447,000	449,772
Series 2915 KP 5.00% 11/15/29		490,000	502,201
Series 2938 ND 5.00% 10/15/33		1,050,000	1,056,452
Series 2939 PD 5.00% 7/15/33		665,000	669,224
Series 2941 XD 5.00% 5/15/33		2,690,000	2,704,028
Series 2987 KG 5.00% 12/15/34		1,430,000	1,440,425
Series 3022 MB 5.00% 12/15/28		260,000	266,443
Series 3063 PC 5.00% 2/15/29		855,000	876,652
Series 3113 QA 5.00% 11/15/25		544,026	552,601
Series 3131 MC 5.50% 4/15/33		445,000	457,287

Series 3145 LN 4.50% 10/15/34	1,376,763	1,407,797
Series 3154 PJ 5.50% 3/15/27	766,986	785,450
Series 3173 PE 6.00% 4/15/35	3,944,000	4,017,721
Series 3337 PB 5.50% 7/15/30	505,000	521,595
Series 3476 Z 5.50% 7/15/38	10,231,277	10,093,355
◆Freddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43	36,346	37,016
Series T-58 2A 6.50% 9/25/43	20,659	21,143
Total Agency Collateralized Mortgage Obligations (cost $82,292,535)		91,633,835

Agency Mortgage-Backed Securities – 25.10%
Fannie Mae
5.50% 1/1/13	199,687	202,027
5.50% 3/1/37	721,799	725,506
5.50% 7/1/37	1,912,548	1,922,371
*6.00% 7/1/38	14,595,669	14,813,312
6.50% 8/1/17	105,278	109,302
•Fannie Mae ARM
5.043% 10/1/33	79,771	79,341
5.046% 8/1/35	330,966	336,348
5.131% 11/1/35	468,583	472,662
5.18% 3/1/38	1,128,970	1,145,471
5.232% 3/1/38	903,432	915,997
5.397% 4/1/36	614,818	624,993
5.916% 8/1/37	842,756	859,066
6.014% 7/1/37	1,984,114	2,038,955
Fannie Mae Relocation 30 yr
5.00% 11/1/33	36,032	37,019
5.00% 1/1/34	113,231	116,316
5.00% 2/1/34	68,136	70,002
5.00% 8/1/34	102,584	105,336
5.00% 11/1/34	181,860	186,739
5.00% 4/1/35	271,285	278,404
5.00% 10/1/35	219,916	225,686
5.00% 1/1/36	561,951	576,697
Fannie Mae S.F. 15 yr
4.50% 8/1/18	865,894	890,634
4.50% 6/1/19	1,753,589	1,803,692
4.50% 11/1/19	2,567,427	2,634,363
4.50% 6/1/20	2,437,391	2,494,962
4.50% 7/1/20	1,929,777	1,980,089
4.50% 6/1/23	2,440,234	2,497,754
5.00% 2/1/21	1,958,527	2,015,709
5.00% 5/1/21	233,459	240,567
5.50% 11/1/22	1,320,614	1,362,416
5.50% 6/1/23	1,375,998	1,419,554
6.00% 8/1/22	2,391,084	2,484,090
Fannie Mae S.F. 20 yr
5.50% 7/1/24	828,627	852,004
5.50% 10/1/24	268,012	275,573
5.50% 12/1/24	842,646	866,418
Fannie Mae S.F. 30 yr
4.50% 8/1/33	486,670	494,744
4.50% 10/1/33	2,030,734	2,064,426
5.00% 10/1/33	319,047	326,588
5.00% 2/1/34	278,541	285,124
5.00% 5/1/34	237,362	242,824
5.00% 8/1/34	3,168,032	3,242,913
5.00% 12/1/36	2,776,871	2,839,036
5.00% 12/1/37	418,530	427,810
5.00% 1/1/38	734,913	751,208
5.00% 2/1/38	349,256	356,965
5.50% 3/1/29	184,466	190,556
5.50% 4/1/29	89,823	92,788
5.50% 12/1/32	572,239	588,626
5.50% 7/1/33	1,381,488	1,419,538
5.50% 12/1/33	208,449	214,190
5.50% 4/1/34	3,266,265	3,356,388
*5.50% 5/1/34	933,072	958,771
5.50% 6/1/34	1,069,623	1,098,415

5.50% 7/1/34	1,803,826	1,852,380
*5.50% 12/1/34	1,583,336	1,625,956
5.50% 2/1/35	5,232,642	5,375,845
5.50% 9/1/36	3,389,827	3,481,073
5.50% 7/1/37	2,939,691	3,016,818
5.50% 12/1/37	1,304,015	1,338,227
5.50% 10/1/38	2,991,196	3,069,375
6.00% 9/1/36	831,897	857,409
*6.00% 12/1/36	3,801,492	3,918,075
*6.00% 7/1/37	1,822,220	1,878,001
6.00% 3/1/38	758,399	781,539
6.00% 4/1/38	15,123,183	15,584,613
6.00% 8/1/38	9,699,084	9,995,017
6.50% 11/1/33	37,275	38,865
6.50% 2/1/36	863,740	903,329
6.50% 3/1/36	1,439,723	1,497,087
6.50% 6/1/36	1,866,326	1,940,686
6.50% 8/1/36	1,195,467	1,243,099
*6.50% 11/1/36	1,050,404	1,092,256
6.50% 4/1/37	1,323,251	1,375,899
6.50% 8/1/37	1,817,233	1,889,536
6.50% 10/1/37	1,521,466	1,582,001
6.50% 11/1/37	1,461,832	1,519,995
6.50% 2/1/38	2,181,120	2,267,684
7.00% 2/1/38	1,971,013	2,066,092
7.00% 3/1/38	1,662,183	1,742,364
7.50% 3/1/32	1,841	1,951
7.50% 4/1/32	7,402	7,843
7.50% 6/1/32	5,677	6,015
Fannie Mae S.F. 30 yr TBA 4.50% 2/1/39	7,790,000	7,860,593
•Freddie Mac ARM
5.507% 8/1/36	825,583	842,971
5.518% 2/1/38	2,145,238	2,188,623
5.673% 7/1/36	344,116	349,795
5.748% 9/1/37	1,559,438	1,593,595
5.819% 10/1/36	1,212,922	1,226,459
5.863% 5/1/37	2,160,789	2,210,575
5.952% 4/1/34	11,310	11,398
6.298% 12/1/33	184,115	181,791
6.337% 2/1/37	1,109,536	1,124,490
Freddie Mac Relocation 30 yr 5.00% 9/1/33	5,008	5,151
Freddie Mac S.F. 15 yr
¥4.50% 5/1/20	1,105,707	1,134,880
5.00% 6/1/18	377,027	389,826
Freddie Mac S.F. 20 yr
5.50% 10/1/23	704,804	725,240
5.50% 8/1/24	174,930	179,907
Freddie Mac S.F. 30 yr
¥4.50% 10/1/35	809,639	821,898
5.00% 4/1/35	680,371	696,984
*5.00% 7/1/38	3,004,553	3,073,692
*5.50% 6/1/38	9,842,519	10,084,388
5.50% 10/1/38	1,105,796	1,132,969
6.00% 6/1/37	683,207	704,586
6.50% 11/1/33	78,324	81,628
6.50% 1/1/35	472,335	492,852
6.50% 5/1/37	66,827	69,486
6.50% 8/1/38	682,527	709,615
7.00% 1/1/38	812,574	843,899
Freddie Mac S.F. 30 yr TBA 5.00% 2/1/39	6,745,000	6,871,469
GNMA I S.F. 30 yr 7.00% 12/15/34	735,857	775,374
GNMA II 6.00% 4/20/34	57,817	59,547
Total Agency Mortgage-Backed Securities (cost $179,942,209)		185,002,996

Agency Obligations – 1.92%
Fannie Mae
*3.25% 4/9/13	860,000	897,014
*3.625% 2/12/13	1,130,000	1,197,045
*4.75% 11/19/12	1,100,000	1,211,548
5.00% 2/16/12	175,000	192,155

Federal Home Loan Bank 3.625% 10/18/13	2,335,000	2,459,098
^Financing Corporation Interest Strip
CPN 4.797% 5/2/12	85,000	79,753
CPN 4.901% 10/6/12	385,000	355,089
CPN 4.948% 10/6/14	465,000	394,763
CPN 5.101% 10/6/11	113,000	108,068
CPN 5.175% 3/26/12	120,000	112,795
CPN 5.213% 10/6/15	160,000	128,970
CPN 1 5.162% 5/11/12	270,000	253,218
CPN 1 5.283% 5/11/15	330,000	268,328
CPN 4 5.213% 10/6/15	160,000	128,970
CPN 5 5.065% 8/8/11	39,000	37,532
CPN 12 5.10% 12/6/11	500,000	474,945
CPN 13 5.161% 12/27/12	135,000	123,664
CPN 13 5.208% 6/27/13	320,000	289,627
CPN 15 4.903% 9/7/13	610,000	548,921
CPN A 5.098% 8/8/15	122,000	98,144
CPN A 5.099% 2/8/15	122,000	100,467
*Freddie Mac
4.125% 12/21/12	3,370,000	3,572,718
4.75% 1/19/16	100,000	112,290
Tennessee Valley Authority 4.875% 1/15/48	850,000	1,021,462
Total Agency Obligations (cost $13,049,856)		14,166,584

Commercial Mortgage-Backed Securities – 2.57%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	620,000	509,268
Bank of America Commercial Mortgage Securities
• Series 2004-3 A5 5.319% 6/10/39	655,000	574,623
• Series 2005-1 A5 5.084% 11/10/42	675,000	567,240
• Series 2005-6 AM 5.18% 9/10/47	255,000	149,919
Series 2006-4 A4 5.634% 7/10/46	995,000	795,804
• Series 2007-2 A2 5.634% 4/10/49	3,710,000	2,908,230
• Series 2007-3 A4 5.658% 6/10/49	645,000	471,736
Bear Stearns Commercial Mortgage Securities
@# Series 2004-ESA E 144A 5.064% 5/14/16	420,000	420,589
• Series 2005-T20 A4A 5.151% 10/12/42	1,000,000	862,722
• Series 2006-PW12 A4 5.718% 9/11/38	750,000	610,119
Series 2006-PW14 A4 5.201% 12/11/38	500,000	407,891
• Series 2007-PW16 A4 5.712% 6/11/40	920,000	716,341
◆Commercial Mortgage Pass Through Certificates
•# Series 2001-J1A A2 144A 6.457% 2/14/34	251,688	247,042
Series 2006-C7 A2 5.69% 6/10/46	260,000	223,754
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.552% 2/15/39	140,000	110,582
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35	175,000	131,250
Series 2006-1A B 5.362% 11/15/36	675,000	492,750
General Electric Capital Commercial Mortgage
Series 2002-1A A3 6.269% 12/10/35	325,000	305,208
Series 2007-C1 A2 5.417% 12/10/49	2,830,000	2,227,061
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4 4.761% 7/10/39	510,000	412,336
@•# Series 2006-RR3 A1S 144A 5.659% 7/18/56	505,000	90,900
•# Series 2007-GG10 J 144A 5.799% 8/10/45	1,956,000	143,484
•Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36	460,000	382,694
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	720,000	669,274
Series 2002-C2 A2 5.05% 12/12/34	665,000	600,860
Series 2003-C1 A2 4.985% 1/12/37	130,000	116,430
Series 2006-LDP9 A2 5.134% 5/15/47	960,000	651,847
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	245,000	236,983
•Morgan Stanley Capital I
# Series 1999-FNV1 G 144A 6.12% 3/15/31	140,000	133,147
Series 2007-IQ14 A4 5.692% 4/15/49	325,000	243,897
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.365% 2/15/33	100,000	58,473
#NYC Mortgage Loan Trust Series 1996 A3 144A 6.75% 9/25/19	68,062	62,617
@•#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18	11,254	9,566
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	195,000	184,055
@ Series 2006-1 B 5.588% 2/15/36	160,000	128,000
@ Series 2006-1 C 5.707% 2/15/36	250,000	187,500

Wachovia Bank Commercial Mortgage Trust
Series 2006-C28 A2 5.50% 10/15/48	555,000	459,899
Series 2007-C31 A2 5.421% 4/15/47	1,880,000	1,458,337
Total Commercial Mortgage-Backed Securities (cost $25,239,085)		18,962,428

Convertible Bonds – 0.14%
Advanced Micro Devices 6.00% 5/1/15 exercise price $28.08, expiration date 5/1/15	890,000	258,100
#Leap Wireless International 144A 4.50% 7/15/14 exercise price $93.21, expiration date 7/15/14	160,000	88,200
NII Holdings 3.125% 6/15/12 exercise price $118.32, expiration date 6/15/12	120,000	73,350
^Omnicom Group 13.999% 2/7/31 exercise price $55.01, expiration date 2/7/31	220,000	218,350
•Wyeth 2.621% 1/15/24 exercise price $60.09, expiration date 1/15/24	394,000	392,306
Total Convertible Bonds (cost $1,510,472)		1,030,306

Corporate Bonds – 22.28%
Banking – 2.23%
@•#Banco Mercantil 144A 6.862% 10/13/21	763,000	461,615
Bank of America
5.125% 11/15/14	895,000	866,419
5.30% 3/15/17	1,040,000	989,116
•8.00% 12/29/49	1,010,000	727,523
Bank of New York Mellon 5.125% 8/27/13	490,000	501,214
*BB&T 5.25% 11/1/19	70,000	62,775
BB&T Capital Trust I 5.85% 8/18/35	900,000	652,694
BB&T Capital Trust II 6.75% 6/7/36	1,195,000	956,899
Branch Banking & Trust 5.625% 9/15/16	350,000	335,861
@#CoBank 144A 7.875% 4/16/18	320,000	323,790
@JPMorgan Chase Capital XXV 6.80% 10/1/37	2,292,000	2,118,139
Mellon Bank 5.45% 4/1/16	575,000	562,778
*PNC Bank 6.875% 4/1/18	1,045,000	1,113,756
PNC Funding 5.625% 2/1/17	420,000	408,584
@•Popular North America 4.608% 4/6/09	295,000	290,509
Silicon Valley Bank
5.70% 6/1/12	724,000	628,979
6.05% 6/1/17	250,000	185,391
U.S. Bank North America
4.80% 4/15/15	318,000	323,652
4.95% 10/30/14	250,000	253,206
•USB Capital IX 6.189% 4/15/49	1,525,000	717,058
Wells Fargo 5.625% 12/11/17	790,000	825,635
•Wells Fargo Capital XIII 7.70% 12/29/49	3,796,000	3,135,541
		16,441,134
Basic Industry – 1.01%
ArcelorMittal 6.125% 6/1/18	1,793,000	1,229,734
California Steel Industries 6.125% 3/15/14	175,000	105,875
@CPG International I 10.50% 7/1/13	109,000	61,585
*Domtar 7.125% 8/15/15	101,000	66,155
@#Evraz Group 144A 9.50% 4/24/18	2,019,000	1,019,595
Freeport McMoRan Copper & Gold
8.25% 4/1/15	55,000	46,804
8.375% 4/1/17	420,000	344,877
Georgia-Pacific
7.70% 6/15/15	95,000	72,675
*8.875% 5/15/31	23,000	15,985
9.50% 12/1/11	14,000	13,300
#Georgia-Pacific 144A 7.125% 1/15/17	150,000	126,750
Innophos 8.875% 8/15/14	308,000	217,140
@#Innophos Holding 144A 9.50% 4/15/12	145,000	107,663
#MacDermid 144A 9.50% 4/15/17	439,000	230,475
Momentive Performance Materials 9.75% 12/1/14	295,000	126,850
NewPage 10.00% 5/1/12	349,000	155,305
@#Nine Dragons Paper Holdings 144A 9.875% 4/29/13	646,000	219,298
Noranda Aluminum Acquisition PIK 6.595% 5/15/15	220,000	75,900
@Norske Skog Canada 8.625% 6/15/11	280,000	124,600
@#Norske Skogindustrier 144A 7.125% 10/15/33	370,000	170,200
@=Port Townsend 12.431% 8/27/12	82,600	59,885
@Potlatch 12.50% 12/1/09	315,000	334,925
Rio Tinto Finance USA
5.875% 7/15/13	330,000	263,095
7.125% 7/15/28	107,000	75,704
#Rock-Tenn 144A 9.25% 3/15/16	177,000	165,495
@Rockwood Specialties Group 7.50% 11/15/14	240,000	186,000

#Ryerson 144A
•10.568% 11/1/14	150,000	99,750
12.25% 11/1/15	80,000	49,800
@#Sappi Papier Holding 144A 6.75% 6/15/12	439,000	328,196
@#Severstal 144A 9.75% 7/29/13	1,213,000	648,955
#Steel Dynamics 144A 7.75% 4/15/16	781,000	544,748
#Vedanta Resources 144A 9.50% 7/18/18	210,000	110,250
•Verso Paper Holdings 6.943% 8/1/14	105,000	30,975
		7,428,544
Brokerage – 1.04%
@AMVESCAP 4.50% 12/15/09	313,000	294,333
Citigroup 6.50% 8/19/13	2,000,000	2,020,164
Goldman Sachs Group
5.95% 1/18/18	840,000	797,825
6.15% 4/1/18	1,270,000	1,222,530
@6.75% 10/1/37	716,000	582,911
Jefferies Group 6.45% 6/8/27	501,000	293,501
LaBranche 11.00% 5/15/12	69,000	60,375
Lazard Group 6.85% 6/15/17	150,000	95,625
Morgan Stanley
5.30% 3/1/13	555,000	503,780
5.375% 10/15/15	1,695,000	1,461,061
6.25% 8/9/26	280,000	228,262
@#Nuveen Investments 144A 10.50% 11/15/15	425,000	96,156
		7,656,523
Capital Goods – 1.07%
Allied Waste North America
6.875% 6/1/17	110,000	102,459
7.125% 5/15/16	80,000	72,901
*7.25% 3/15/15	65,000	60,523
@*Associated Materials 9.75% 4/15/12	280,000	221,900
Berry Plastics Holding 8.875% 9/15/14	25,000	11,000
@BWAY 10.00% 10/15/10	480,000	410,400
@Casella Waste Systems 9.75% 2/1/13	366,000	294,630
Caterpillar 7.90% 12/15/18	940,000	1,083,997
Celestica
7.625% 7/1/13	45,000	37,125
7.875% 7/1/11	85,000	77,775
DRS Technologies 7.625% 2/1/18	219,000	220,095
Flextronics International 6.25% 11/15/14	140,000	105,000
*Graham Packaging 9.875% 10/15/14	405,000	251,100
*Graphic Packaging International 9.50% 8/15/13	809,000	562,255
Greenbrier 8.375% 5/15/15	605,000	433,331
Hexion US Finance 9.75% 11/15/14	135,000	39,150
@Intertape Polymer 8.50% 8/1/14	97,000	63,535
#Moog 144A 7.25% 6/15/18	160,000	128,800
Owens Brockway Glass Container 6.75% 12/1/14	295,000	272,875
Thermadyne Industries 9.50% 2/1/14	305,000	215,025
Tyco Electronics Group
6.55% 10/1/17	865,000	728,093
7.125% 10/1/37	1,054,000	799,438
United Technologies 6.125% 2/1/19	700,000	750,343
@*Vitro 11.75% 11/1/13	521,000	164,115
Vought Aircraft Industries 8.00% 7/15/11	395,000	268,600
WMX Technologies 7.10% 8/1/26	585,000	487,207
		7,861,672
Communications – 4.34%
AT&T
5.60% 5/15/18	890,000	907,789
6.40% 5/15/38	165,000	177,351
*AT&T Wireless 8.125% 5/1/12	1,186,000	1,272,755
•Centennial Communications 9.633% 1/1/13	126,000	122,850
#Charter Communications Operating 144A 10.875% 9/15/14	852,000	685,860
Cincinnati Bell
7.00% 2/15/15	175,000	134,750
7.25% 7/15/13	115,000	101,775
*Citizens Communications 7.125% 3/15/19	365,000	246,375
Comcast
•5.119% 7/14/09	344,000	339,345
*5.70% 5/15/18	795,000	746,877
5.875% 2/15/18	620,000	588,526
*6.30% 11/15/17	354,000	345,192

Comcast Cable Holdings 10.125% 4/15/22		329,000	397,777
Cricket Communications 9.375% 11/1/14		632,000	571,960
CSC Holdings 6.75% 4/15/12		260,000	239,200
Deutsche Telekom International Finance
5.25% 7/22/13		855,000	827,423
6.75% 8/20/18		1,300,000	1,320,530
8.75% 6/15/30		220,000	272,020
Dex Media West 9.875% 8/15/13		428,000	102,720
@#Digicel 144A 9.25% 9/1/12		926,000	791,730
@#Expedia 144A 8.50% 7/1/16		140,000	105,000
@GCI 7.25% 2/15/14		110,000	86,350
@Grupo Televisa 8.49% 5/11/37	MXN	7,400,000	375,837
Hughes Network Systems/Finance 9.50% 4/15/14	USD	301,000	246,068
Inmarsat Finance 10.375% 11/15/12		1,211,000	1,079,304
Intelsat Jackson Holdings 11.25% 6/15/16		605,000	553,575
#Intelsat Subsidiary Holding 144A 8.875% 1/15/15		90,000	82,350
Lamar Media
*6.625% 8/15/15		313,236	243,713
6.625% 8/15/15		168,315	130,950
#LBI Media 144A 8.50% 8/1/17		88,000	31,240
LIN Television 6.50% 5/15/13		140,000	66,150
Lucent Technologies 6.45% 3/15/29		242,000	98,010
Mediacom Capital 9.50% 1/15/13		140,000	106,400
MetroPCS Wireless 9.25% 11/1/14		1,049,000	944,100
Nielsen Finance 10.00% 8/1/14		135,000	108,675
*#Nordic Telephone Holdings 144A 8.875% 5/1/16		225,000	158,625
*PAETEC Holding 9.50% 7/15/15		157,000	94,200
Quebecor Media 7.75% 3/15/16		264,000	179,520
*Qwest Capital Funding 7.25% 2/15/11		250,000	211,250
#Rainbow National Services 144A 10.375% 9/1/14		135,000	120,825
Rogers Communications
6.80% 8/15/18		1,600,000	1,619,518
7.50% 8/15/38		390,000	423,927
8.00% 12/15/12		130,000	125,125
Sprint Nextel 6.00% 12/1/16		1,125,000	794,261
Telecom Italia Capital
4.00% 1/15/10		661,000	608,267
7.721% 6/4/38		565,000	465,178
#Telesat Canada 144A 11.00% 11/1/15		200,000	144,000
Thomson Reuters
5.95% 7/15/13		460,000	428,686
6.50% 7/15/18		620,000	564,759
Time Warner Cable
*7.30% 7/1/38		535,000	557,512
8.75% 2/14/19		1,280,000	1,394,157
Time Warner Telecom Holdings 9.25% 2/15/14		144,000	118,800
Verizon Communications
5.50% 2/15/18		245,000	236,067
6.10% 4/15/18		160,000	159,702
6.90% 4/15/38		810,000	914,513
*8.95% 3/1/39		1,860,000	2,409,965
#Verizon Wireless Capital 144A 8.50% 11/15/18		595,000	698,353
Videotron 6.375% 12/15/15		5,000	3,950
#Videotron 144A 9.125% 4/15/18		220,000	205,700
@#Vimpelcom 144A 9.125% 4/30/18		2,521,000	1,373,945
*Virgin Media Finance 8.75% 4/15/14		375,000	283,125
#Vivendi 144A 6.625% 4/4/18		820,000	662,805
Vodafone Group
5.00% 12/16/13		775,000	746,332
5.00% 9/15/15		235,000	215,795
5.375% 1/30/15		1,050,000	990,243
5.625% 2/27/17		165,000	155,719
6.15% 2/27/37		75,000	74,378
#Wind Acquisition Finance 144A 10.75% 12/1/15		75,000	64,875
Windstream 8.125% 8/1/13		356,000	329,300
			31,983,904

Consumer Cyclical – 1.69%
Centex
4.55% 11/1/10		165,000	137,775
5.125% 10/1/13		65,000	43,225
*Corrections Corporation of America 6.25% 3/15/13		125,000	116,875
CVS Caremark
4.875% 9/15/14		852,000	786,753
5.75% 6/1/17		1,053,000	992,981
6.25% 6/1/27		270,000	251,709
•6.302% 6/1/37		1,897,000	968,096
@*Denny's Holdings 10.00% 10/1/12		95,000	66,263
*Dollar General 10.625% 7/15/15		351,000	336,960
DR Horton
6.00% 4/15/11		385,000	333,025
7.875% 8/15/11		280,000	242,200
Ford Motor Credit
•7.50% 1/13/12		165,000	107,456
7.80% 6/1/12		455,000	319,432
@#Galaxy Entertainment Finance 144A
•7.323% 12/15/10		560,000	299,600
9.875% 12/15/12		330,000	146,850
Gaylord Entertainment
6.75% 11/15/14		100,000	62,500
8.00% 11/15/13		208,000	144,560
@Global Cash Access 8.75% 3/15/12		218,000	175,490
GMAC 6.875% 8/28/12		305,000	231,447
*Goodyear Tire & Rubber 9.00% 7/1/15		100,000	81,000
#Invista 144A 9.25% 5/1/12		135,000	95,175
Lear 8.75% 12/1/16		485,000	143,075
Levi Strauss 9.75% 1/15/15		207,000	154,215
M/I Homes 6.875% 4/1/12		120,000	63,600
Macy's Retail Holdings 6.65% 7/15/24		1,150,000	632,402
MGM MIRAGE
6.75% 4/1/13		230,000	155,250
*7.50% 6/1/16		205,000	130,944
*#MGM MIRAGE 144A 13.00% 11/15/13		85,000	81,388
@Mobile Mini 6.875% 5/1/15		160,000	109,600
*Neiman Marcus Group 10.375% 10/15/15		390,000	169,650
Pinnacle Entertainment
*8.25% 3/15/12		210,000	160,650
8.75% 10/1/13		195,000	155,025
@#Pokagon Gaming Authority 144A 10.375% 6/15/14		453,000	391,845
Ryland Group
5.375% 5/15/12		325,000	238,875
6.875% 6/15/13		310,000	223,200
Sally Holdings 10.50% 11/15/16		280,000	191,800
Target
5.125% 1/15/13		895,000	884,484
6.00% 1/15/18		100,000	96,988
7.00% 1/15/38		110,000	102,249
*Tenneco 8.625% 11/15/14		280,000	107,800
Toll
8.25% 2/1/11		375,000	345,000
8.25% 12/1/11		105,000	96,075
*#TRW Automotive 144A 7.00% 3/15/14		165,000	88,275
Wal-Mart Stores
6.20% 4/15/38		1,200,000	1,378,309
6.50% 8/15/37		350,000	417,033
			12,457,104
Consumer Non-Cyclical – 3.15%
@ACCO Brands 7.625% 8/15/15		91,000	47,775
Advanced Medical Optics 7.50% 5/1/17		311,000	160,165
*Alliance Imaging 7.25% 12/15/12		160,000	136,800
@#AmBev International Finance 144A 9.50% 7/24/17	BRL	210,000	65,327
Amgen
6.375% 6/1/37	USD	350,000	377,577
6.90% 6/1/38		1,215,000	1,392,017
Aramark 8.50% 2/1/15		435,000	395,850
*#Bausch & Lomb 144A 9.875% 11/1/15		1,153,000	867,633
Biomet
10.00% 10/15/17		205,000	197,825
11.625% 10/15/17		45,000	38,700

Bottling Group 6.95% 3/15/14	2,050,000	2,228,334
*Chiquita Brands International 8.875% 12/1/15	175,000	125,125
*Community Health Systems 8.875% 7/15/15	285,000	263,625
Constellation Brands 8.125% 1/15/12	132,000	125,400
Cornell 10.75% 7/1/12	75,000	68,250
Covidien International Finance
6.00% 10/15/17	866,000	855,753
6.55% 10/15/37	1,167,000	1,187,882
Del Monte
6.75% 2/15/15	54,000	46,710
8.625% 12/15/12	40,000	39,000
Delhaize America 9.00% 4/15/31	1,609,000	1,631,135
Delhaize Group 6.50% 6/15/17	320,000	291,014
Diageo Capital 5.75% 10/23/17	1,644,000	1,593,435
#Dr Pepper Snapple Group 144A 6.82% 5/1/18	1,470,000	1,452,403
General Mills 5.65% 9/10/12	395,000	403,523
GlaxoSmithKline Capital 5.65% 5/15/18	745,000	783,919
HCA
6.50% 2/15/16	320,000	198,400
9.25% 11/15/16	897,000	825,240
HCA PIK 9.625% 11/15/16	78,000	61,035
•HealthSouth 8.323% 6/15/14	486,000	391,230
Iron Mountain
6.625% 1/1/16	96,000	78,480
8.00% 6/15/20	372,000	300,390
*Jarden 7.50% 5/1/17	183,000	125,813
JohnsonDiversey Holdings 10.67% 5/15/13	155,000	109,275
*Kraft Foods 4.125% 11/12/09	10,000	10,017
Kroger
6.90% 4/15/38	445,000	467,813
*7.50% 1/15/14	1,110,000	1,168,047
#President & Fellows of Harvard College 144A
6.00% 1/15/19	805,000	866,526
6.50% 1/15/39	915,000	1,066,963
Quest Diagnostic
5.45% 11/1/15	918,000	806,477
6.95% 7/1/37	461,000	395,389
RSC Equipment Rental 9.50% 12/1/14	165,000	91,575
Select Medical 7.625% 2/1/15	370,000	197,950
@#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	195,000	168,039
8.03% 10/1/20	80,000	69,790
Tyson Food 7.85% 4/1/16	145,000	108,025
Visant Holding 8.75% 12/1/13	301,000	224,245
Wyeth 5.50% 2/1/14	713,000	725,052
		23,230,948
Electric – 1.55%
AES
7.75% 3/1/14	38,000	33,630
8.00% 10/15/17	113,000	93,225
#AES 144A
8.00% 6/1/20	591,000	460,980
8.75% 5/15/13	63,000	60,795
Baltimore Gas & Electric 6.125% 7/1/13	350,000	324,148
Columbus Southern Power 6.05% 5/1/18	281,000	272,709
Commonwealth Edison
5.80% 3/15/18	45,000	40,741
5.90% 3/15/36	305,000	254,421
6.15% 9/15/17	476,000	443,333
Detroit Edison 5.60% 6/15/18	302,000	289,702
•Dominion Resources 6.30% 9/30/66	810,000	364,685
Duke Energy Carolinas
5.75% 11/15/13	145,000	150,122
7.00% 11/15/18	295,000	341,079
Duquense Light Holdings 5.50% 8/15/15	756,000	635,410
Edison Mission Energy
7.00% 5/15/17	85,000	74,375
7.625% 5/15/27	524,000	408,720
Elwood Energy 8.159% 7/5/26	195,699	133,655
•FPL Group Capital 6.65% 6/15/67	1,080,000	562,341

Illinois Power 6.125% 11/15/17	913,000	820,418
@#Korea Southern Power 144A 5.375% 4/18/13	542,000	487,241
Midamerican Funding 6.75% 3/1/11	10,000	10,067
Midwest Generation 8.30% 7/2/09	67,984	67,644
Mirant Americas Generation 8.50% 10/1/21	425,000	325,125
Mirant North America 7.375% 12/31/13	276,000	266,340
*NRG Energy 7.375% 2/1/16	635,000	592,138
Orion Power Holdings 12.00% 5/1/10	271,000	272,355
Peco Energy 5.35% 3/1/18	225,000	215,177
#Pedernales Electric Cooperative 144A 6.202% 11/15/32	620,000	679,867
•PPL Capital Funding 6.70% 3/30/67	1,555,000	685,031
PPL Electric Utilities 7.125% 11/30/13	485,000	514,744
Reliant Energy 7.625% 6/15/14	340,000	283,900
South Carolina Electric & Gas 6.50% 11/1/18	360,000	403,695
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15	414,000	296,010
#TXU Australia 144A 6.15% 11/15/13	375,000	376,180
Union Electric 6.70% 2/1/19	230,000	209,942
		11,449,945
Energy – 1.52%
Chesapeake Energy
*6.375% 6/15/15	45,000	35,775
6.625% 1/15/16	227,000	180,465
Complete Production Service 8.00% 12/15/16	126,000	80,010
Compton Petroleum Finance 7.625% 12/1/13	329,000	100,345
@#Connacher Oil & Gas 144A 10.25% 12/15/15	400,000	162,000
#Copano Energy 144A 7.75% 6/1/18	155,000	105,400
Energy Partners 9.75% 4/15/14	95,000	31,825
Frontier Oil 8.50% 9/15/16	120,000	106,500
@Geophysique-Veritas
7.50% 5/15/15	32,000	20,000
7.75% 5/15/17	239,000	139,815
#Helix Energy Solutions Group 144A 9.50% 1/15/16	926,000	495,410
#Hilcorp Energy I 144A
7.75% 11/1/15	222,000	157,620
9.00% 6/1/16	176,000	126,720
International Coal Group 10.25% 7/15/14	310,000	234,050
Key Energy Services 8.375% 12/1/14	113,000	75,145
Mariner Energy 8.00% 5/15/17	204,000	107,100
MarkWest Energy Partners 8.75% 4/15/18	265,000	165,625
Massey Energy 6.875% 12/15/13	312,000	232,440
Nexen
5.05% 11/20/13	130,000	120,068
5.65% 5/15/17	390,000	326,978
OPTI Canada
7.875% 12/15/14	130,000	66,950
8.25% 12/15/14	160,000	87,200
PetroHawk Energy 9.125% 7/15/13	44,000	35,860
#PetroHawk Energy 144A 7.875% 6/1/15	210,000	156,450
@Petroleum Development 12.00% 2/15/18	185,000	116,550
Plains All American Pipeline 6.50% 5/1/18	1,100,000	878,677
Plains Exploration & Production
7.00% 3/15/17	110,000	75,900
7.625% 6/1/18	415,000	286,350
Range Resources 7.25% 5/1/18	145,000	121,800
Shell International Finance 6.375% 12/15/38	1,490,000	1,682,191
Suncor Energy 5.95% 12/1/34	325,000	241,104
Talisman Energy 6.25% 2/1/38	195,000	141,975
@TNK-BP Finance 7.875% 3/13/18	442,000	223,210
TransCanada Pipelines
5.85% 3/15/36	480,000	409,534
•6.35% 5/15/67	245,000	109,652
7.25% 8/15/38	1,105,000	1,103,273
Transocean 6.00% 3/15/18	520,000	474,427
Weatherford International
5.95% 6/15/12	675,000	641,926
6.00% 3/15/18	255,000	214,498
6.35% 6/15/17	235,000	200,869
Whiting Petroleum 7.25% 5/1/13	180,000	128,700
Williams 7.50% 1/15/31	165,000	110,783

XTO Energy
5.75% 12/15/13		419,000	407,166
6.75% 8/1/37		340,000	319,399
			11,237,735
Finance Companies – 1.24%
@Cardtronics 9.25% 8/15/13		372,000	251,100
FTI Consulting 7.625% 6/15/13		508,000	442,595
General Electric Capital
*4.80% 5/1/13		845,000	832,189
@5.125% 1/28/14	SEK	2,500,000	304,857
*5.625% 5/1/18	USD	1,135,000	1,145,284
5.875% 1/14/38		2,440,000	2,396,618
6.75% 3/15/32		80,000	85,314
@•6.78% 2/2/11	NOK	3,500,000	490,433
@General Electric Capital UK Funding 4.625% 1/18/16	GBP	226,000	291,631
GMAC 6.625% 5/15/12	USD	125,000	96,406
•Goldman Sachs Capital II 5.793% 12/29/49		1,818,000	699,308
@•HSBC Financial 2.846% 4/24/10	CAD	283,000	226,977
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	USD	405,000	169,320
International Lease Finance
5.35% 3/1/12		413,000	286,612
5.625% 9/20/13		565,000	377,648
5.875% 5/1/13		255,000	170,386
6.625% 11/15/13		665,000	448,490
Lender Process Services 8.125% 7/1/16		135,000	120,994
Leucadia National 8.125% 9/15/15		114,000	92,055
•#Xstrata Finance 144A 2.585% 11/13/09		255,000	223,760
			9,151,977
Insurance – 2.23%
21st Century Insurance 5.90% 12/15/13		275,000	187,907
•Everest Reinsurance Holdings 6.60% 5/15/37		860,000	351,410
#Farmers Insurance Exchange 144A 8.625% 5/1/24		610,000	408,352
FBL Financial Group 5.875% 3/15/17		720,000	505,449
•Hartford Financial Services Group 8.125% 6/15/38		2,335,000	1,230,954
MetLife 6.817% 8/15/18		350,000	333,915
•#MetLife Capital Trust X 144A 9.25% 4/8/38		2,400,000	1,677,319
#Metropolitan Life Global Funding I 144A
4.25% 7/30/09		420,000	411,017
5.125% 4/10/13		1,445,000	1,347,650
P@Montpelier Re Holdings 6.125% 8/15/13		140,000	136,457
#New York Life Global Funding 144A 4.65% 5/9/13		2,330,000	2,253,675
#NLV Financial 144A 6.50% 3/15/35		385,000	244,828
•#Oil Insurance 144A 7.558% 12/29/49		2,295,000	865,034
•PartnerRe Finance II 6.44% 12/1/66		1,148,000	456,874
•#Symetra Financial 144A 8.30% 10/15/37		515,000	257,808
Transatlantic Holdings 5.75% 12/14/15		1,154,000	689,162
◆#‡Twin Reefs Pass Through Trust 144A 2.825% 12/31/49		300,000	3,375
UnitedHealth Group
5.50% 11/15/12		778,000	709,573
5.80% 3/15/36		2,412,000	1,843,077
Unitrin 6.00% 5/15/17		485,000	347,640
WellPoint
5.00% 1/15/11		561,000	530,476
5.00% 12/15/14		454,000	394,840
5.85% 1/15/36		540,000	442,482
5.95% 12/15/34		660,000	549,945
6.375% 6/15/37		115,000	107,177
•#White Mountains Re Group 144A 7.506% 5/29/49		423,000	139,590
			16,425,986
Natural Gas – 0.46%
AmeriGas Partners 7.125% 5/20/16		190,000	152,950
*Dynergy Holdings 7.75% 6/1/19		413,000	287,035
El Paso
6.875% 6/15/14		119,000	96,665
*7.00% 6/15/17		140,000	110,265
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		158,000	137,579
Enterprise Products Operating
6.30% 9/15/17		205,000	173,781
6.50% 1/31/19		396,000	333,742
6.875% 3/1/33		740,000	568,682
•*8.375% 8/1/66		352,000	193,821
9.75% 1/31/14		180,000	183,473

Inergy Finance
6.875% 12/15/14		132,000	103,620
8.25% 3/1/16		171,000	134,235
Kinder Morgan Energy Partners
*6.95% 1/15/38		790,000	640,643
7.30% 8/15/33		150,000	124,829
Regency Energy Partners 8.375% 12/15/13		175,000	120,750
			3,362,070
Real Estate – 0.10%
Host Hotels & Resorts 7.125% 11/1/13		458,000	370,980
Regency Centers 5.875% 6/15/17		305,000	193,440
•#USB Realty 144A 6.091% 12/22/49		500,000	208,884
			773,304
Technology – 0.52%
Broadridge Financial Solutions 6.125% 6/1/17		198,000	143,977
International Business Machines
@4.00% 11/11/11	EUR	400,000	549,649
6.50% 10/15/13	USD	780,000	855,945
Oracle 5.75% 4/15/18		1,950,000	2,043,306
Sungard Data Systems
9.125% 8/15/13		10,000	8,700
10.25% 8/15/15		316,000	210,140
			3,811,717
Transportation – 0.13%
@#DP World 144A 6.85% 7/2/37		340,000	175,793
Hertz 8.875% 1/1/14		264,000	163,680
Kansas City Southern de Mexico 9.375% 5/1/12		195,000	179,400
@‡Northwest Airlines 10.00% 2/1/09		65,000	244
@Red Arrow International Leasing 8.375% 6/30/12	RUB	26,854,343	422,141
			941,258
Total Corporate Bonds (cost $191,744,905)			164,213,821

Foreign Agencies – 0.74%Δ
France – 0.04%
France Telecom 7.75% 3/1/11	USD	299,000	314,795
			314,795
Germany – 0.52%
KFW
3.50% 7/4/21	EUR	975,000	1,285,520
4.125% 7/4/17	EUR	1,539,000	2,214,113
8.00% 12/21/12	NZD	480,000	318,338
			3,817,971
Qatar – 0.08%
#Ras Laffan Liquefied Natural Gas III 144A
5.832% 9/30/16	USD	400,000	298,209
5.838% 9/30/27		500,000	303,545
			601,754
Republic of Korea – 0.10%
*Korea Development Bank 5.30% 1/17/13		810,000	737,513
			737,513
Total Foreign Agencies (cost $5,616,029)			5,472,033

Municipal Bonds – 2.07%
Aruba Airport Authority Series 1997 A 7.70% 1/1/13 (MBIA)		147,000	146,428
California State
5.00% 2/1/33		5,000	4,373
§5.00% 2/1/33-14		60,000	68,915
California State University Systemwide Revenue Series A 5.00% 11/1/30 (AMBAC)		195,000	176,477
Connecticut State Series A 5.85% 3/15/32		1,565,000	1,505,342
Escondido, California Joint Powers Financing Authority Series B 5.53% 9/1/18 (MBIA) (FGIC)		1,940,000	1,893,091
Escondido, California Revenue (Wastewater Capital Projects) Certificates of Participation
Series B 5.75% 9/1/25 (MBIA)		465,000	428,000
Frisco, Texas Economic Development 6.30% 2/15/30 (FSA) (AMBAC)		1,135,000	1,154,204
La Quinta, California Redevelopment Agency Tax Allocation Project #1
5.45% 9/1/13 (AMBAC)		560,000	570,265
6.24% 9/1/23 (AMBAC)		640,000	631,475
Los Angeles, California Community Redevelopment Agency Series D
5.60% 7/1/18 (MBIA)		80,000	77,037
6.02% 9/1/21 (MBIA)		950,000	880,042
Massachusetts Health & Education Facilities Authority Revenue (Harvard) Series A
5.00% 7/15/36		355,000	354,993

New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29	100,000	72,175
New York City Municipal Water Finance Authority Series 2008-A 5.00% 6/15/38	2,215,000	2,063,449
New York State Urban Development Income Series A-1 5.25% 3/15/34 (MBIA) (FGIC)	125,000	123,015
North Texas Tollway Authority Refunding Series A
5.50% 1/1/18	250,000	249,475
6.00% 1/1/19	125,000	128,054
6.00% 1/1/20	630,000	641,390
Oregon State Taxable Pension 5.892% 6/1/27	65,000	62,989
Portland, Oregon Sewer System Revenue Series A 5.00% 6/15/18	395,000	431,988
Sacramento County, California Public Finance Authority Revenue (Housing Tax County Project)
Series B 5.18% 12/1/13 (MBIA) (FGIC)	105,000	103,929
San Diego, California Redevelopment Agency Tax Allocation Series C 5.81% 9/1/19 (XLCA)	645,000	596,354
South Texas Detention Complex Local Development Corporation Revenue 4.92% 2/1/14 (MBIA)	670,000	538,425
Texas Transportation Community Mobility 5.00% 4/1/19	495,000	542,594
Triborough, New York Bridge & Tunnel Authority Series A
5.00% 11/15/18	545,000	591,151
5.00% 11/15/19	270,000	286,902
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	590,000	551,857
@West Virginia Tobacco Settlement Finance Authority Series A 7.467% 6/1/47	625,000	393,988
Total Municipal Bonds (cost $16,243,991)		15,268,377

Non-Agency Asset-Backed Securities – 2.75%
•Bank of America Credit Card Trust
Series 2008-A5 A5 2.39% 12/16/13	1,245,000	1,106,721
Series 2008-A7 A7 1.89% 12/15/14	390,000	324,408
#Cabela's Master Credit Card Trust Series 2008-1A A1 144A 4.31% 12/16/13	715,000	668,182
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11	790,000	771,029
Series 2008-1 A3A 3.86% 8/15/12	930,000	873,947
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	550,000	413,227
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12	200,000	198,669
Series 2008-A A3 4.94% 4/25/14	650,000	629,441
Centex Home Equity Series 2002-A AF6 5.54% 1/25/32	39,566	34,749
Chase Issuance Trust
•Series 2005-A8 A8 1.24% 10/15/12	1,200,000	1,094,993
Series 2008-A9 A9 4.26% 5/15/13	605,000	565,780
Chase Manhattan Auto Owner Trust Series 2006-B A4 5.11% 4/15/14	2,400,000	2,317,681
Citicorp Residential Mortgage Securities
@Series 2006-3 A4 5.703% 11/25/36	900,000	714,951
@Series 2006-3 A5 5.948% 11/25/36	900,000	632,769
CNH Equipment Trust
Series 2007-B A3A 5.40% 10/17/11	300,000	294,985
•Series 2007-C A2 2.05% 9/15/10	151,342	150,441
Series 2008-A A4A 4.93% 8/15/14	390,000	359,667
Series 2008-A3 4.12% 5/15/12	240,000	231,255
Series 2008-B A3A 4.78% 7/16/12	425,000	406,472
•Countrywide Asset-Backed Certificates
@Series 2006-11 1AF3 6.05% 9/25/46	295,000	139,716
Series 2006-11 1AF6 6.15% 9/25/46	1,450,000	713,122
Series 2006-15 A6 5.826% 10/25/46	525,000	305,814
@#Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35	26	0
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12	550,000	508,792
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	450,000	340,765
Series 2008-A4 A4 5.65% 12/15/15	620,000	550,368
@#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	665,000	493,638
Ford Credit Auto Owner Trust Series 2007-B A3A 5.15% 11/15/11	440,000	422,588
@•GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	180,000	123,312
•#Golden Credit Card Trust Series 2008-3 A 144A 2.19% 7/15/17	550,000	467,500
Harley-Davidson Motorcycle Trust
Series 2007-2 A3 5.10% 5/15/12	195,000	193,644
#Series 2006-1 A2 144A 5.04% 10/15/12	264,178	263,002
•HSI Asset Securitization Trust Series 2006-HE1 2A1 0.52% 10/25/36	668,758	576,943
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	200,000	196,589
Series 2008-A A3 4.93% 12/17/12	430,000	363,608
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12	485,000	464,944
@•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	203,474	154,640

•MBNA Credit Card Master Note Trust Series 2005-A4 A4 1.24% 11/15/12	375,000	345,690
@Mid-State Trust
Series 2004-1 A 6.005% 8/15/37	40,854	34,458
Series 2005-1 A 5.745% 1/15/40	207,327	161,715
#Series 2006-1 A 144A 5.787% 10/15/40	132,560	107,573
RSB Bondco Series 2007-A A2 5.72% 4/1/18	405,000	392,471
#Securitized Asset-Backed NIM Trust Series 2005-FR4 144A 6.00% 1/25/36	330,313	33
@•#Sovereign Dealer Floor Plan Master Series 2006-1 A 144A 1.25% 8/15/11	250,000	239,844
P@Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	98,131	80,452
USAA Auto Owner Trust Series 2007-2 A3 4.90% 2/15/12	375,000	370,477
•Vanderbilt Mortgage Finance Series 2001-A A4 7.235% 6/7/28	118,339	112,206
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	400,000	380,767
Total Non-Agency Asset-Backed Securities (cost $23,596,058)		20,294,038

Non-Agency Collateralized Mortgage Obligations – 18.28%
•ARM Trust
Series 2005-10 3A11 5.412% 1/25/36	648,002	465,427
Series 2005-10 3A31 5.412% 1/25/36	1,145,000	554,434
Series 2006-2 1A4 5.749% 5/25/36	1,440,000	621,062
#Series 2007-3 2A1 144A 6.868% 11/25/37	7,233,127	3,687,316
Bank of America Alternative Loan Trust
Series 2003-2 B1 5.75% 4/25/33	8,574,081	5,241,098
Series 2003-10 2A1 6.00% 12/25/33	15,952	14,506
Series 2004-2 1A1 6.00% 3/25/34	54,417	45,132
Series 2004-10 1CB1 6.00% 11/25/34	201,059	176,807
Series 2004-11 1CB1 6.00% 12/25/34	1,803	1,405
@Series 2005-3 2A1 5.50% 4/25/20	123,478	96,274
@Series 2005-5 2CB1 6.00% 6/25/35	294,307	170,514
@Series 2005-6 7A1 5.50% 7/25/20	406,915	357,958
@Series 2005-9 5A1 5.50% 10/25/20	341,275	266,088
Bank of America Funding Securities
Series 2005-8 1A1 5.50% 1/25/36	991,208	768,186
Series 2006-5 2A10 5.75% 9/25/36	1,150,000	940,710
•Bear Stearns ARM Trust
Series 2007-3 1A1 5.472% 5/25/47	1,296,899	750,237
Series 2007-4 22A1 5.995% 6/25/47	2,910,465	1,769,352
Series 2007-5 3A1 5.977% 8/25/47	2,767,486	1,603,146
@Bear Stearns Asset-Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	400,992	279,771
Chase Mortgage Finance
Series 2003-S8 A2 5.00% 9/25/18	328,187	303,984
•Series 2005-A1 3A1 5.284% 12/25/35	743,699	484,411
Citicorp Mortgage Securities
Series 2004-1 1A1 5.25% 1/25/34	1,153,519	989,840
Series 2004-8 1A1 5.50% 10/25/34	594,073	500,958
Series 2006-4 3A1 5.50% 8/25/21	682,183	593,286
Citigroup Mortgage Loan Trust
Series 2004-NCM2 1CB2 6.75% 8/25/34	194,433	146,736
•Series 2004-UST1 A6 5.082% 8/25/34	1,016,045	648,354
•Series 2006-AR7 1A4A 5.775% 11/25/36	2,902,528	1,854,778
Countrywide Alternative Loan Trust
Series 2003-21T1 A2 5.25% 12/25/33	645,349	563,750
Series 2004-14T2 A6 5.50% 8/25/34	580,918	515,839
Series 2004-1T1 A2 5.50% 2/25/34	560,927	476,876
Series 2004-J1 1A1 6.00% 2/25/34	15,947	12,429
Series 2004-J2 7A1 6.00% 12/25/33	32,140	20,550
•Series 2004-J7 1A2 4.673% 8/25/34	3,505	3,232
P@•Series 2005-63 3A1 5.889% 11/25/35	460,265	220,238
@Series 2006-2CB A3 5.50% 3/25/36	327,237	213,126
Series 2007-5CB 1A2 6.00% 4/25/37	10,000,000	4,069,394
Series 2007-9T1 2A2 6.00% 5/25/37	9,313,560	5,104,414
•Series 2007-AL1 A1 0.72% 6/25/37	10,318,808	3,899,181
◆Countrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 4.783% 5/25/33	7,920	5,997
@•Series 2004-HYB4 M 4.59% 9/20/34	208,141	126,284
Series 2005-29 A1 5.75% 12/25/35	1,596,524	1,164,465
•Series 2005-HYB8 4A1 5.562% 12/20/35	15,213	8,552
Series 2006-1 A2 6.00% 3/25/36	356,624	238,715
@Series 2006-1 A3 6.00% 3/25/36	122,477	70,960
@Series 2006-17 A5 6.00% 12/25/36	280,246	261,635
@•Series 2006-HYB1 3A1 5.232% 3/20/36	471,758	225,408
P@•Series 2006-HYB3 3A1A 6.055% 5/20/36	460,413	412,989
Series 2007-4 1A1 6.00% 5/25/37	6,129,933	3,735,428
•Series 2007-HY1 1A1 5.677% 4/25/37	1,807,873	984,115

Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	9,613	8,601
Series 2004-1 3A1 7.00% 2/25/34	4,754	4,253
Credit Suisse Mortgage Capital Certificates
#Series 2005-1R 2A5 144A 5.75% 12/26/35	7,212,124	3,966,668
Series 2006-9 3A1 6.00% 11/25/36	42,664	22,585
Series 2007-1 5A14 6.00% 2/25/37	1,557,213	1,010,629
•Series 2007-3 4A12 6.28% 4/25/37	5,369,978	149,328
Series 2007-3 4A15 5.50% 4/25/37	1,525,284	1,247,954
•Series 2007-3 4A6 0.72% 4/25/37	5,359,248	3,663,090
Series 2007-5 1A11 7.00% 8/25/37	7,057,185	3,528,592
Series 2007-5 3A19 6.00% 8/25/37	1,875,689	1,518,136
Series 2007-5 10A2 6.00% 4/25/29	924,470	674,285
•#Deutsche Mortgage Securities Series 2005-WF1 1A3 144A 5.10% 6/26/35	1,720,000	1,243,156
◆•First Horizon Mortgage Pass Through Trust
Series 2004-AR5 4A1 5.708% 10/25/34	60,041	38,175
Series 2005-AR2 2A1 5.122% 6/25/35	687,247	449,795
Series 2007-AR1 1A1 5.828% 5/25/37	1,858,057	1,022,744
Series 2007-AR3 2A2 6.298% 11/25/37	1,437,243	928,360
GMAC Mortgage Loan Trust
•Series 2005-AR2 4A 5.173% 5/25/35	526,332	340,844
Series 2006-J1 A1 5.75% 4/25/36	1,638,154	1,157,042
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27	23,062	23,004
•Series 1999-3 A 8.00% 8/19/29	35,264	39,972
Series 2005-RP1 1A3 8.00% 1/25/35	322,179	290,462
Series 2005-RP1 1A4 8.50% 1/25/35	141,351	131,261
Series 2006-RP1 1A2 7.50% 1/25/36	358,091	301,098
GSR Mortgage Loan Trust
@Series 2006-1F 5A2 6.00% 2/25/36	179,308	94,921
•Series 2006-AR1 3A1 5.366% 1/25/36	329,889	229,030
•Series 2007-AR1 2A1 5.997% 3/25/47	3,422,734	1,815,493
•Series 2007-AR2 1A1 5.775% 5/25/47	1,071,061	550,632
•Series 2007-AR2 2A1 5.497% 5/25/47	1,011,953	631,954
•Indymac Index Mortgage Loan Trust
Series 2006-AR1 A1 5.909% 8/25/36	1,049,138	618,678
Series 2006-AR3 1A1 5.309% 12/25/36	2,094,072	1,106,856
Series 2007-AR1 1A2 5.693% 3/25/37	2,173,989	1,457,108
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.777% 2/25/35	125,236	97,713
Series 2005-A4 1A1 5.397% 7/25/35	347,968	245,121
Series 2005-A6 1A2 5.14% 9/25/35	720,000	412,282
Series 2006-A2 2A4 5.754% 4/25/36	2,025,000	872,306
Series 2006-A6 2A4L 5.554% 10/25/36	1,590,000	703,340
Series 2006-A7 2A2 5.801% 1/25/37	1,074,438	788,152
Series 2007-A1 6A1 4.777% 7/25/35	2,439,053	1,679,625
Lehman Mortgage Trust
@Series 2005-2 2A3 5.50% 12/25/35	315,564	266,781
@Series 2006-1 3A3 5.50% 2/25/36	28,161	22,906
Series 2007-10 2A2 6.50% 1/25/38	7,652,263	4,962,018
•MASTR ARM Trust
Series 2003-6 1A2 5.71% 12/25/33	6,557	5,335
Series 2005-6 7A1 5.336% 6/25/35	217,317	123,160
Series 2006-2 4A1 4.982% 2/25/36	79,516	55,914
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	12,964	12,828
Series 2003-9 1A1 5.50% 12/25/18	13,098	12,570
Series 2004-3 8A1 7.00% 4/25/34	9,893	7,367
Series 2004-5 6A1 7.00% 6/25/34	144,487	122,047
MASTR Asset Securitization Trust
Series 2003-9 2A7 5.50% 10/25/33	491,869	381,198
Series 2004-4 2A1 5.00% 4/25/34	808,725	772,754
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	138,186	149,539
Series 2005-2 1A4 8.00% 5/25/35	438,523	472,894
•Merrill Lynch Mortgage Investors Trust
Series 2005-A5 A2 4.566% 6/25/35	460,000	264,121
Series 2005-A9 2A1C 5.148% 12/25/35	2,435,000	1,312,727

Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	34,999	32,528
Residential Accredit Loans
Series 2004-QS2 CB 5.75% 2/25/34	110,650	69,640
Series 2006-QS18 3A1 5.75% 12/25/21	1,925,678	1,636,585
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	3,910	3,928
Series 2004-SL4 A3 6.50% 7/25/32	70,137	62,312
@Series 2005-SL1 A2 6.00% 5/25/32	133,826	126,800
Residential Asset Securitization Trust Series 2006-A2 A11 6.00% 1/25/46	8,000,000	3,680,000
Residential Funding Mortgage Securities I
Series 2004-S9 2A1 4.75% 12/25/19	2,086,287	1,899,051
•Series 2006-SA3 3A1 6.043% 9/25/36	500,234	312,205
•Series 2007-SA1 2A2 5.614% 2/25/37	1,932,238	966,187
•Sequoia Mortgage Trust Series 2007-1 4A1 5.782% 9/20/46	3,077,463	2,006,808
•Structured ARM Loan Trust
Series 2004-18 5A 5.50% 12/25/34	160,484	117,156
Series 2005-21 6A3 5.40% 11/25/35	1,065,000	441,986
Series 2005-22 1A4 5.25% 12/25/35	2,120,000	785,139
Series 2006-1 7A4 5.62% 2/25/36	1,305,000	507,694
@Series 2006-5 5A4 5.521% 6/25/36	20,519	6,944
Structured Asset Securities
•Series 2002-22H 1A 6.938% 11/25/32	12,813	12,115
Series 2004-12H 1A 6.00% 5/25/34	114,952	107,846
Series 2005-6 4A1 5.00% 5/25/35	510,669	429,441
@◆Washington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35	102,238	64,346
Series 2005-9 3CB 5.50% 10/25/20	422,529	329,441
Series 2006-5 2CB3 6.00% 7/25/36	498,220	237,530
◆Washington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 1A 6.00% 10/25/34	190,022	172,801
Series 2004-CB3 4A 6.00% 10/25/19	86,310	74,011
•Series 2005-AR16 1A3 5.102% 12/25/35	1,225,000	653,502
•Series 2005-AR18 1A3A 5.253% 1/25/36	2,200,000	1,088,961
•Series 2006-AR14 1A4 5.627% 11/25/36	243,520	128,663
•Series 2006-AR16 1A1 5.594% 12/25/36	1,668,492	964,402
•Series 2006-AR18 2A2 5.49% 1/25/37	1,670,000	719,221
•Series 2007-HY1 1A1 5.703% 2/25/37	1,203,517	656,493
•Series 2007-HY1 3A3 5.88% 2/25/37	850,000	357,493
•Series 2007-HY2 1A1 5.601% 12/25/36	3,749,344	1,856,424
•Series 2007-HY2 3A1 5.899% 9/25/36	20,482	9,811
•Series 2007-HY3 4A1 5.339% 3/25/37	3,741,935	2,140,912
•Series 2007-HY4 1A1 5.503% 4/25/37	2,952,799	1,556,310
•Series 2007-HY7 4A1 5.868% 7/25/37	2,749,212	1,768,060
Wells Fargo Mortgage-Backed Securities Trust
•Series 2004-E A2 4.50% 5/25/34	14,412	10,226
•Series 2004-O A1 4.888% 8/25/34	1,939,758	1,405,791
•Series 2004-T A1 4.86% 9/25/34	82,191	55,838
@Series 2005-12 1A7 5.50% 11/25/35	596,918	432,765
@Series 2005-17 1A2 5.50% 1/25/36	472,134	295,084
Series 2005-18 1A1 5.50% 1/25/36	86,176	62,478
•Series 2005-AR13 A1 5.31% 5/25/35	1,689,000	1,202,138
•Series 2005-AR16 4A2 4.993% 10/25/35	2,140,000	924,218
@•Series 2005-AR16 6A4 5.002% 10/25/35	1,086,577	498,701
Series 2006-1 A3 5.00% 3/25/21	574,676	417,358
Series 2006-2 3A1 5.75% 3/25/36	480,044	333,630
Series 2006-3 A1 5.50% 3/25/36	951,198	764,586
Series 2006-3 A11 5.50% 3/25/36	1,178,000	738,601
Series 2006-4 1A8 5.75% 4/25/36	36,040	33,732
@Series 2006-4 2A3 5.75% 4/25/36	197,141	108,304
Series 2006-6 1A3 5.75% 5/25/36	1,133,385	918,875
•Series 2006-AR5 2A1 5.547% 4/25/36	250,520	139,935
•Series 2006-AR6 7A1 5.112% 3/25/36	2,371,894	1,776,135
•Series 2006-AR10 5A1 5.595% 7/25/36	85,120	48,249
•Series 2006-AR10 5A6 5.595% 7/25/36	2,249,922	1,238,099
•Series 2006-AR11 A6 5.51% 8/25/36	2,330,000	1,009,188
@•Series 2006-AR11 A7 5.51% 8/25/36	95,781	34,568
@•Series 2006-AR14 2A4 6.084% 10/25/36	335,339	114,880

•Series 2006-AR17 A1 5.328% 10/25/36		2,577,993	1,587,653
•Series 2006-AR19 A1 5.628% 12/25/36		1,013,469	657,572
Series 2007-8 2A6 6.00% 7/25/37		190,000	114,039
Series 2007-10 1A18 6.00% 7/25/37		9,845,219	1,967,578
Series 2007-10 1A36 6.00% 7/25/37		6,000,000	3,176,445
Series 2007-13 A7 6.00% 9/25/37		634,893	418,632
Series 2007-13 A9 6.00% 9/25/37		990,613	573,936
Total Non-Agency Collateralized Mortgage Obligations (cost $205,921,936)			134,714,731

Regional Agency – 0.13%Δ
Australia – 0.13%
New South Wales Treasury 6.00% 5/1/12	AUD	1,294,000	959,929
Total Regional Agency (cost $1,079,005)			959,929

«Senior Secured Loans – 2.19%
Advanced Medical Term Tranche Loan B 4.448% 4/2/14	USD	356,822	232,530
Allied Barton 4.959% 12/30/15		299,706	259,246
Alltel Communications Term Tranche Loan B 4.371% 5/15/15		548,215	541,362
Anchor Glass 6.821% 6/20/14		402,143	331,768
Aramark 1.309% 1/26/14		42,113	35,119
Aramark Term Tranche Loan B 3.334% 1/26/14		662,887	552,801
Bausch & Lomb
Term Tranche Loan B 4.709% 4/11/15		569,115	391,110
Term Tranche Loan DD 3.604% 4/11/15		143,716	98,765
BE Aerospace 5.91% 7/28/14		254,275	231,390
Biomet Term Tranche Loan B 4.459% 3/25/15		155,000	132,193
Calpine 1st Lien 4.338% 3/29/14		209,748	155,962
Centennial Cellular Term Tranche Loan D 3.512% 2/9/11		508,000	484,505
Charter Communications 4.965% 3/6/14		497,341	368,206
Community Health Systems
Term Tranche Loan B 4.427% 7/2/14		765,833	603,476
Term Tranche Loan DD 1.791% 8/25/14		39,167	30,864
Cricket Communications Term Tranche Loan B1 6.50% 6/16/13		178,626	148,780
Crown Castle Term Tranche Loan B 5.376% 3/6/14		527,725	369,407
CSC Holdings Term Tranche Loan B 2.083% 3/30/13		627,687	533,927
Direct TV Term Tranche Loan C 5.25% 4/13/13		359,524	323,870
DR Pepper Snapple Group 2.461% 4/10/13		151,784	138,124
Dynegy Holdings 1.961% 4/2/13		15,415	11,731
Dynegy Holdings Term Tranche Loan B 1.961% 4/2/13		189,546	144,245
Energy Futures Holdings Term Tranche Loan B2 4.751% 10/10/14		1,033,454	719,114
Ford Motor Term Tranche Loan B 5.00% 11/29/13		1,997,300	819,443
General Motors Term Tranche Loan B 5.795% 11/17/13		1,109,023	511,997
Georgia Pacific Term Tranche Loan B1 4.099% 12/20/12		567,617	470,310
Goodyear Tire & Rubber 2nd Lien 2.139% 4/30/14		255,000	164,263
Graham Packaging International Term Tranche Loan B 4.469% 10/7/11		457,422	335,290
Graphic Packaging International Term Tranche Loan C 3.925% 5/16/14		611,659	462,185
Hawker Beechcraft
1.359% 3/26/14		5,507	2,889
Term Tranche Loan B 2.789% 3/26/14		93,778	49,194
HCA Term Tranche Loan B1 3.709% 11/18/13		781,643	617,064
HealthSouth Term Tranche Loan B 4.577% 3/10/13		573,372	449,690
Invitrogen Term Tranche Loan B 5.25% 6/11/15		340,000	320,734
Lender Processing Term Tranche Loan B 2.961% 6/18/14		518,662	486,245
MacDermid Term Tranche Loan B 2.461% 4/12/14		144,099	93,665
MetroPCS Wireless Term Tranche Loan B 4.576% 2/20/14		467,677	380,378
Momentive Performance Materials Term Tranche Loan B1 2.711% 12/4/13		145,000	95,990
Newpage Term Tranche Loan B 5.277% 12/21/14		397,592	258,103
Northwest Airlines 2.39% 8/21/13		360,166	268,551
Nuveen Investment Term Tranche Loan B 3.804% 11/13/14		716,793	283,133
Panamsat
Term Tranche Loan BA 3.925% 1/3/14		226,179	166,241
Term Tranche Loan BB 3.925% 1/3/14		226,111	166,191
Term Tranche Loan BC 2.936% 1/3/14		226,111	166,191
Sungard 6.75% 12/30/15		508,725	391,718
Talecris Biotherapeutics 2nd Lien 8.64% 12/6/14		625,000	523,438
Time Warner Telecom Holdings Term Tranche Loan B 3.042% 1/7/13		303,502	233,128
Windstream Term Tranche Loan B1 2.418% 7/17/13		1,057,314	905,591
Wrigley 6.50% 7/17/14		720,000	691,999
Total Senior Secured Loans (cost $18,454,317)			16,152,116

Sovereign Agency – 0.08%Δ
Norway – 0.08%
Kommunalbanken
4.25% 10/24/11	NOK	950,000	141,968
8.00% 10/19/10	NZD	710,000	444,606
Total Sovereign Agency (cost $680,832)			586,574

Sovereign Debt – 4.11%Δ
Austria – 0.23%
#Republic of Austria 144A 4.00% 9/15/16	EUR	1,156,000	1,657,667
			1,657,667
Brazil – 0.16%
*Federal Republic of Brazil 11.00% 8/17/40	USD	927,000	1,214,370
			1,214,370
Canada – 0.20%
Canadian Government
3.50% 6/1/13	CAD	501,000	443,131
4.25% 6/1/18	CAD	1,075,000	997,210
			1,440,341
France – 0.15%
France Government O.A.T. 4.00% 10/25/38	EUR	747,000	1,100,286
			1,100,286
Germany – 0.50%
Bundesobligation 3.50% 4/12/13	EUR	289,200	422,376
Deutschland Republic
4.25% 7/4/18	EUR	1,107,200	1,710,235
5.625% 1/4/28	EUR	902,000	1,569,327
			3,701,938
Japan – 1.15%
Japan Government
5 yr Bond 1.30% 6/20/13	JPY	198,500,000	2,250,494
10 yr Bond 1.70% 3/20/17	JPY	124,850,000	1,463,041
20 yr Bond 2.30% 6/20/26	JPY	263,900,000	3,159,732
30 yr Bond 2.40% 3/20/37	JPY	58,850,000	733,716
CPI Linked 10 yr Bond
1.10% 9/10/16	JPY	45,056,000	433,807
1.30% 9/10/17	JPY	44,075,000	425,157
			8,465,947
Mexico – 0.58%
Mexican Government 10.00% 11/20/36	MXN	37,867,000	3,261,666
United Mexican States 5.95% 3/19/19	USD	976,000	980,880
			4,242,546
Republic of Korea – 0.03%
Government of South Korea 4.25% 12/7/21	EUR	220,000	210,224
			210,224
Russia – 0.42%
*Russia Government 7.50% 3/31/30	USD	3,520,160	3,105,344
			3,105,344
Sweden – 0.02%
Sweden Government 5.50% 10/8/12	SEK	1,190,000	172,364
			172,364
Turkey – 0.09%
Republic of Turkey 11.875% 1/15/30	USD	467,000	670,145
			670,145
Ukraine – 0.02%
@#Ukraine Government 144A 6.75% 11/14/17	USD	332,000	126,504
			126,504
United Arabic Emirates – 0.18%
#Emirate of Abu Dhabi 144A 5.50% 8/2/12	USD	1,200,000	1,327,680
			1,327,680
United Kingdom – 0.38%
@#CS International for City of Kyiv Ukraine 144A 8.25% 11/26/12	USD	181,000	53,395
U.K. Treasury
4.50% 3/7/13	GBP	1,343,000	2,121,005
5.00% 3/7/18	GBP	381,700	645,009
			2,819,409
Total Sovereign Debt (cost $28,263,325)			30,254,765

Supranational Banks – 1.46%
European Bank for Reconstruction & Development 6.50% 12/20/10	RUB	6,350,000	149,011
European Investment Bank
4.75% 10/15/17	EUR	684,000	1,021,458

5.75% 9/15/09	AUD	776,000	559,470
6.00% 8/14/13	AUD	2,764,000	2,048,596
6.125% 1/23/17	AUD	1,017,000	776,777
7.00% 1/18/12	NZD	1,836,000	1,160,594
7.75% 10/26/10	NZD	1,520,000	948,943
11.25% 2/14/13	BRL	1,400,000	621,879
Inter-American Development Bank
5.75% 6/15/11	AUD	1,338,000	981,761
7.25% 5/24/12	NZD	2,788,000	1,762,270
9.00% 8/6/10	BRL	296,000	127,029
International Bank for Reconstruction & Development
5.75% 6/25/10	RUB	11,000,000	295,813
12.25% 8/4/10	BRL	694,000	305,399
Total Supranational Banks (cost $12,284,247)			10,759,000

*U.S. Treasury Obligations – 2.07%
U.S. Treasury Bonds
4.375% 2/15/38	USD	115,000	154,064
6.00% 2/15/26		3,000,000	4,187,814
8.125% 8/15/19		2,615,000	3,865,707
U.S. Treasury Inflation Index Notes
¥1.625% 1/15/15		867,961	805,170
1.625% 1/15/18		2,171,652	2,061,884
U.S. Treasury Notes
1.50% 12/31/13		2,735,000	2,729,659
3.75% 11/15/18		1,250,000	1,415,429
Total U.S. Treasury Obligations (cost $14,458,802)			15,219,727

		Number of
		Shares
Common Stock – 0.03%
†BWAY Holding		2,650	21,094
Cablevision Systems Class A		1,100	18,524
†Cardtronics		11,000	14,190
†Century Communications		1,975,000	0
†Delta Air Lines		98	1,117
†Flextronics International		7,200	18,432
*Freeport-McMoRan Copper & Gold Class B		900	21,996
†Mirant		121	2,283
†NRG Energy		1,800	41,995
P@=†Port Townsend		295	3
†Rockwood Holdings		2,100	22,680
†Time Warner Cable Class A		5	107
*Virgin Media		3,900	19,461
Total Common Stock (cost $430,879)			181,882

Preferred Stock – 0.31%
•JPMorgan Chase 7.90%		1,840,000	1,534,607
•*PNC Funding 8.25%		875,000	705,673
@=Port Townsend		59	0
Total Preferred Stock (cost $2,667,850)			2,240,280

Warrant – 0.00%
P@=†Port Townsend		59	1
Total Warrant (cost $1,416)			1

		Principal
		Amount°
Repurchase Agreements** – 1.29%
BNP Paribas 0.005%, dated 12/31/08, to be
repurchased on 1/2/08, repurchase price $9,533,265
(collateralized by U.S. Government obligations,
10/22/09; market value $9,733,268)	USD	9,533,000	9,533,000
Total Repurchase Agreements (cost $9,533,000)			9,533,000

Total Value of Securities Before Securities Lending Collateral – 99.95%
(cost $833,010,749)			736,646,423

	Number of
	Shares
Securities Lending Collateral*** – 9.50%
Investment Companies
Mellon GSL DBT II Collateral Trust	72,142,436	70,001,857
†Mellon GSL DBT II Liquidation Trust	1,262,112	41,650
Total Securities Lending Collateral (cost $73,404,548)		70,043,507

Total Value of Securities – 109.45%
(cost $906,415,297)		806,689,930	©
Obligation to Return Securities Lending Collateral*** – (9.96%)		(73,404,548)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.51%		3,760,663
Net Assets Applicable to 95,845,067 Shares Outstanding – 100.00%		$737,046,045

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
USD – United States Dollar

*Fully or partially on loan.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of December 31, 2008.
^Zero coupon security. The rate shown is the yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2008, the aggregate amount of Rule 144A securities was $47,058,938, which represented 6.38% of the Fund’s net assets. See Note 7 in “Notes.”
@Illiquid security. At December 31, 2008, the aggregate amount of illiquid securities was $26,483,204, which represented 3.59% of the Fund’s net assets. See Note 7 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2008, the aggregate amount of fair valued securities was $59,889, which represented 0.01% of the Fund’s net assets. See Note 1 in “Notes.”
PRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At December 31, 2008, the aggregate amount of the restricted security was $850,140 or 0.12% of the Fund’s net assets. See Note 7 in “Notes.”
‡Non income producing security; Security is currently in default.
ΔSecurities have been classified by country of origin.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
¥Fully or partially pledged as collateral for financial futures contracts.
†Non income producing security.
**See Note 1 in “Notes.”
***See Note 6 in “Notes.”
©Includes $70,615,332 of securities loaned.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
CPI – Consumer Price Index
CPN – Interest Coupon Only
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
MBIA – Insured by the Municipal Bond Insurance Association

NIM – Net Interest Margin
O.A.T – Obligation Assimilable au Tresor (Treasury Security)
PIK – Pay-in-kind
RSB – Rate Stabilization Bonds
S.F. – Single Family
TBA – To be announced
XLCA – Insured by XL Capital Assurance
yr – Year

The following foreign currency exchange contracts and foreign cross currency exchange contracts, financial futures contracts, and swap contracts were outstanding at December 31, 2008:

Foreign Currency Exchange Contracts[1]
					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(5,698,310)	USD	3,662,020	1/7/09	$(388,866)
BRL	1,202,980	USD	(497,099)	1/30/09	22,659
BRL	894,547	USD	(373,000)	2/3/09	13,496
CAD	(1,839,277)	USD	1,485,744	1/7/09	(25,653)
CHF	426,122	USD	(352,549)	1/7/09	46,693
EUR	(525,000)	GBP	449,848	1/7/09	(76,827)
EUR	(2,231,546)	USD	2,821,723	1/7/09	(294,798)
EUR	10,332,253	USD	(13,554,478)	1/7/09	875,288
EUR	(4,053,430)	USD	5,116,928	1/7/09	(543,991)
EUR	(2,484,074)	USD	3,136,143	1/7/09	(333,052)
GBP	(2,288,290)	USD	3,425,993	1/7/09	87,137
GBP	(351,901)	USD	524,438	1/7/09	10,977
JPY	(740,915,992)	USD	8,001,719	1/7/09	(165,679)
JPY	1,358,222,274	USD	(14,449,173)	1/7/09	523,026
JPY	(328,437,412)	USD	3,713,423	1/7/09	92,933
MXN	(9,329,450)	USD	676,611	1/7/09	(1,820)
NOK	2,045,120	USD	(289,484)	1/7/09	4,380
NZD	(6,633,610)	USD	3,546,664	1/7/09	(349,088)
PLN	7,905,885	USD	(2,710,618)	1/7/09	(50,353)
SEK	3,992,035	USD	(484,719)	1/7/09	25,250
					$(528,288)

Financial Futures Contracts[2]
					Unrealized
Contracts		Notional	Notional		Appreciation
to Buy (Sell)		Cost (Proceeds)	Value	Expiration Date	(Depreciation)
15	Euro Bond	$2,374,103	$ 2,615,835	3/31/09	$ 241,732
2	Japanese Treasury 10 yr Notes	2,992,848	3,088,895	3/31/09	96,047
10	Long Gilt Bond	1,790,110	1,801,798	3/31/09	11,688
(99)	U.S. Treasury 5 yr Notes	(11,789,349)	(11,786,414)	3/31/09	2,935
(62)	U.S. Treasury 10 yr Notes	(7,598,655)	(7,796,500)	3/31/09	(197,845)
(22)	U.S. Treasury Long Bond	(2,929,659)	(3,037,031)	3/31/09	(107,372)
		$(15,160,602)			$ 47,185

Swap Contracts[3]
Credit Default Swap Contracts
				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Barclays
Macys 10 yr CDS	$ 620,000	5.20%	12/20/18	$39,011
Citigroup Global Markets
Century Tel 5 yr CDS	82,700	1.71%	9/20/13	(1,083)
Hartford Financial CDS	340,000	4.30%	12/20/13	(18,831)
Hartford Financial CDS	680,000	4.95%	12/20/13	15,059
JPMorgan Chase
Embarq
6 yr CDS	155,000	2.60%	9/20/14	38,582
7 yr CDS	755,000	0.77%	9/20/14	(6,499)
Hartford Financial CDS	680,000	7.00%	12/20/13	31,776
	$3,312,700			$98,015

The use of foreign currency exchange contracts and foreign cross currency exchange contracts, financial futures contracts and swap contracts involve elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”
3See Note 5 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust-Optimum Fixed Income Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools ("international fair value pricing").

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period."

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2. Investments
At December 31, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$908,234,918
Aggregate unrealized appreciation	24,999,989
Aggregate unrealized depreciation	(124,404,398)
Net unrealized depreciation	$(99,404,409)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the FAS 157 fair value hierarchy levels as of December 31, 2008:

	Securities	Derivatives
Level 1	$24,934,606	$-
Level 2	692,331,000	(383,088)
Level 3	19,422,466	-
Total	$736,688,072	$(383,088)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 3/31/08	$13,845,627
Realized gain/(loss)	(1,155,721)
Net change in unrealized
appreciation/depreciation	(7,093,609)
Net purchases, sales, and settlements	19,221,539
Net transfers in and/or out of Level 3	(5,395,370)
Balance as of 12/31/08	$19,422,466

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/08	$(7,093,609)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Financial Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event, as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended December 31, 2008, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended December 31, 2008, the Fund did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

6. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the fiscal period ended December 31, 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2008, the value of securities on loan was $70,615,332, for which the Fund received collateral, comprised of non-cash collateral valued at $12,100 and cash collateral of $73,404,548. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral”.

7. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and maybe adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: